UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                           PANORAMA SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (1/1/07)      (6/30/07)     JUNE 30, 2007
----------------------------------------------------------------------------
Non-Service shares Actual        $ 1,000.00    $ 1,115.50    $ 5.36
----------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00      1,019.74      5.12
----------------------------------------------------------------------------
Service shares Actual              1,000.00      1,114.60      6.84
----------------------------------------------------------------------------
Service shares Hypothetical        1,000.00      1,018.35      6.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares         1.02%
------------------------------------
Service shares             1.30

The expense ratios reflect reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Continental AG                                         46,159   $     6,495,434
--------------------------------------------------------------------------------
AUTOMOBILES--3.4%
Bayerische Motoren Werke AG                            48,399         3,122,009
--------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                          1,085,900         2,643,134
--------------------------------------------------------------------------------
Honda Motor Co.                                        54,820         2,003,574
--------------------------------------------------------------------------------
Porsche AG, Preference                                  1,249         2,225,191
--------------------------------------------------------------------------------
Toyota Motor Corp.                                     52,800         3,329,236
                                                                ----------------
                                                                     13,323,144

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Dignity plc                                            91,650         1,244,134
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                         53,000         2,584,810
--------------------------------------------------------------------------------
William Hill plc                                      123,285         1,510,502
                                                                ----------------
                                                                      4,095,312

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.7%
Daito Trust Construction Co. Ltd.                      48,403         2,307,619
--------------------------------------------------------------------------------
Groupe SEB SA 2                                        18,392         3,353,301
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV             34,800         1,475,281
--------------------------------------------------------------------------------
Sony Corp.                                             67,100         3,449,689
                                                                ----------------
                                                                     10,585,890

--------------------------------------------------------------------------------
MEDIA--4.1%
British Sky Broadcasting Group plc                    118,512         1,523,107
--------------------------------------------------------------------------------
Dish TV India Ltd. 1                                  167,210           438,308
--------------------------------------------------------------------------------
Gestevision Telecinco SA                               21,042           596,992
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                       89,300         2,465,573
--------------------------------------------------------------------------------
Mediaset SpA 2                                        427,000         4,405,949
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                         43,626           724,930
--------------------------------------------------------------------------------
Societe Television Francaise 1                         27,380           947,159
--------------------------------------------------------------------------------
Vivendi SA                                             54,980         2,364,062
--------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                          145,400           226,825
--------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                    290,800         2,123,937
--------------------------------------------------------------------------------
Zee News Ltd. 1                                       131,470           148,410
                                                                ----------------
                                                                     15,965,252

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Next plc                                               90,770         3,638,896
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                           10,230         1,784,507
                                                                ----------------
                                                                      5,423,403

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
Carphone Warehouse plc (The)                          403,880         2,654,021
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                         61,900         3,659,133
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                          60,400         3,562,828
                                                                ----------------
                                                                      9,875,982

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Burberry Group plc                                     17,865   $       244,119
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG,
A Shares                                               32,249         1,926,513
--------------------------------------------------------------------------------
Luxottica Group SpA 2                                  90,900         3,540,776
--------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                            8,435         2,395,391
                                                                ----------------
                                                                      8,106,799

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
--------------------------------------------------------------------------------
BEVERAGES--2.0%
Carlsberg AS, Cl. B                                    18,400         2,232,068
--------------------------------------------------------------------------------
Foster's Group Ltd.                                   111,775           604,589
--------------------------------------------------------------------------------
Heineken NV                                            27,900         1,642,243
--------------------------------------------------------------------------------
Pernod-Ricard SA 2                                     14,390         3,193,125
                                                                ----------------
                                                                      7,672,025

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
William Morrison Supermarkets plc                     163,804           990,655
--------------------------------------------------------------------------------
Woolworths Ltd.                                        62,306         1,426,226
                                                                ----------------
                                                                      2,416,881

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
Barry Callebaut AG 1                                    5,544         4,202,819
--------------------------------------------------------------------------------
Cadbury Schweppes plc                                  97,954         1,332,791
--------------------------------------------------------------------------------
Koninklijke Numico NV                                  15,250           791,917
--------------------------------------------------------------------------------
Nestle SA                                               3,472         1,318,677
                                                                ----------------
                                                                      7,646,204

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                             22,270         2,632,109
--------------------------------------------------------------------------------
ENERGY--4.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Technip SA                                             69,680         5,749,525
--------------------------------------------------------------------------------
OIL & GAS--2.8%
BG Group plc                                          190,020         3,119,571
--------------------------------------------------------------------------------
BP plc, ADR                                            32,500         2,344,550
--------------------------------------------------------------------------------
Total SA                                               46,750         3,795,017
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                          25,700         1,796,687
                                                                ----------------
                                                                     11,055,825

--------------------------------------------------------------------------------
FINANCIALS--15.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
3i Group plc                                          107,788         2,506,926
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                           437,675         1,924,291
--------------------------------------------------------------------------------
Credit Suisse Group                                    23,732         1,683,173
--------------------------------------------------------------------------------
Mediobanca SpA                                         54,300         1,232,598
--------------------------------------------------------------------------------
MLP AG                                                 33,164           636,211
--------------------------------------------------------------------------------
New CST plc                                           387,495         3,458,281
--------------------------------------------------------------------------------
UBS AG                                                 43,445         2,597,101
                                                                ----------------
                                                                     14,038,581


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.9%
Anglo Irish Bank Corp.                                282,545   $     5,789,032
--------------------------------------------------------------------------------
Commerzbank AG                                         37,216         1,775,548
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                         80,625         3,962,719
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                  262,000         1,624,415
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                      371         4,097,949
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                322,290         4,075,951
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                16,754         3,095,947
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                             162,600         1,448,541
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                              87,450           778,689
                                                                ----------------
                                                                     26,648,791

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Credit Saison Co. Ltd.                                 66,500         1,715,964
--------------------------------------------------------------------------------
INSURANCE--2.2%
Allianz SE                                             10,632         2,483,702
--------------------------------------------------------------------------------
AMP Ltd.                                              176,037         1,510,355
--------------------------------------------------------------------------------
Prudential plc                                        101,889         1,450,980
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                              112,700         2,969,281
                                                                ----------------
                                                                      8,414,318

--------------------------------------------------------------------------------
REAL ESTATE--0.4%
Solidere, GDR 1,4                                     100,420         1,644,880
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.6%
DIC Asset AG                                           62,273         2,200,027
--------------------------------------------------------------------------------
Sumitomo Realty &
Development Co. Ltd.                                  119,000         3,866,457
                                                                ----------------
                                                                      6,066,484

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Housing Development
Finance Corp. Ltd.                                     46,600         2,328,226
--------------------------------------------------------------------------------
HEALTH CARE--12.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
CSL Ltd.                                               29,700         2,207,558
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,5                            210,000           644,700
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                            255,600           784,692
--------------------------------------------------------------------------------
NeuroSearch AS 1                                       61,350         3,103,105
--------------------------------------------------------------------------------
NicOx SA 1                                            294,138         7,144,409
--------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                              8,081           701,179
                                                                ----------------
                                                                     14,585,643

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.9%
Essilor International SA                               14,840         1,767,548
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                   279,600           490,584
--------------------------------------------------------------------------------
Phonak Holding AG                                      35,250         3,174,376
--------------------------------------------------------------------------------
Straumann Holding AG                                    7,456         2,099,766
--------------------------------------------------------------------------------
Synthes, Inc.                                          35,651         4,287,460
--------------------------------------------------------------------------------
Terumo Corp.                                           46,200         1,786,087

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
William Demant Holding AS 1                            95,900   $     9,464,505
                                                                ----------------
                                                                     23,070,326

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Art Advanced Research Technologies,
Inc. 1                                                270,100            50,711
--------------------------------------------------------------------------------
Art Advanced Research Technologies,
Inc., Series 1 1                                      360,333            67,652
--------------------------------------------------------------------------------
Art Advanced Research Technologies,
Inc., Series 2 1                                      113,634            21,335
--------------------------------------------------------------------------------
BTG plc 1                                             352,974           845,258
                                                                ----------------
                                                                        984,956

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Astellas Pharma, Inc.                                  18,000           783,594
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                    24,121           632,112
--------------------------------------------------------------------------------
H. Lundbeck AS                                         16,400           414,880
--------------------------------------------------------------------------------
Novogen Ltd. 1                                      1,089,513         1,828,910
--------------------------------------------------------------------------------
Roche Holding AG                                       12,513         2,219,724
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      23,695         1,913,347
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                    57,000           930,518
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                         25,500         1,648,569
                                                                ----------------
                                                                     10,371,654

--------------------------------------------------------------------------------
INDUSTRIALS--17.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Empresa Brasileira de Aeronautica SA                  364,126         4,398,204
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Capita Group plc                                      540,767         7,837,415
--------------------------------------------------------------------------------
Experian Group Ltd.                                   146,462         1,845,216
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                      73,000         2,804,006
--------------------------------------------------------------------------------
Randstad Holding NV                                     9,400           744,965
                                                                ----------------
                                                                     13,231,602

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.0%
Koninklijke Boskalis Westminster NV                    62,091         2,468,470
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                101,937         3,544,638
--------------------------------------------------------------------------------
Solidere, GDR 1                                        25,380           415,724
--------------------------------------------------------------------------------
Vinci SA 2                                             14,940         1,114,301
                                                                ----------------
                                                                      7,543,133

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.3%
ABB Ltd.                                              350,982         7,898,021
--------------------------------------------------------------------------------
Alstom 1                                               30,110         5,013,513
--------------------------------------------------------------------------------
Ceres Power Holdings plc 1                            280,240         1,625,488
--------------------------------------------------------------------------------
Ushio, Inc.                                            98,900         2,196,885
                                                                ----------------
                                                                     16,733,907

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Siemens AG                                             25,313         3,633,273


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--3.8%
Aalberts Industries NV                                260,224   $     7,145,080
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                      13,011         4,858,792
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                 59,073         2,734,750
                                                                ----------------
                                                                     14,738,622

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
Bunzl plc                                             254,376         3,521,164
--------------------------------------------------------------------------------
Wolseley plc                                           71,500         1,714,104
                                                                ----------------
                                                                      5,235,268

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Nokia Oyj                                              53,700         1,512,482
--------------------------------------------------------------------------------
Tandberg ASA                                          277,800         6,179,307
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares           2,122,400         8,466,380
                                                                ----------------
                                                                     16,158,169

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Logitech International SA 1                           105,353         2,791,656
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Hoya Corp.                                            117,500         3,888,889
--------------------------------------------------------------------------------
Keyence Corp.                                          14,790         3,234,881
--------------------------------------------------------------------------------
Nidec Corp.                                            65,800         3,869,174
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                         63,000         1,106,208
--------------------------------------------------------------------------------
Omron Corp.                                            51,586         1,352,180
--------------------------------------------------------------------------------
Phoenix Mecano AG                                       4,324         1,946,950
                                                                ----------------
                                                                     15,398,282

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
Blinkx plc 1                                          226,934           198,233
--------------------------------------------------------------------------------
United Internet AG                                     57,319         1,183,169
--------------------------------------------------------------------------------
Yahoo! Japan Corp.                                     16,199         5,486,937
                                                                ----------------
                                                                      6,868,339

--------------------------------------------------------------------------------
IT SERVICES--0.9%
Infosys Technologies Ltd.                              71,864         3,405,706
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                            59,050         3,467,464
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
ASM International NV 1                                 65,400         1,750,758
--------------------------------------------------------------------------------
Samsung Electronics Co.                                 1,629           998,013
                                                                ----------------
                                                                      2,748,771

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--3.0%
Autonomy Corp. plc 1                                  226,934   $     3,250,768
--------------------------------------------------------------------------------
Enix Corp.                                             31,200           788,077
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      11,800         4,322,274
--------------------------------------------------------------------------------
Sage Group plc (The)                                  275,970         1,291,279
--------------------------------------------------------------------------------
SAP AG                                                 43,401         2,223,945
                                                                ----------------
                                                                     11,876,343

--------------------------------------------------------------------------------
MATERIALS--5.1%
--------------------------------------------------------------------------------
CHEMICALS--1.8%
Filtrona plc                                          214,785         1,119,039
--------------------------------------------------------------------------------
Nufarm Ltd.                                           251,319         2,933,475
--------------------------------------------------------------------------------
Sika AG                                                 1,021         2,089,644
--------------------------------------------------------------------------------
Syngenta AG                                             4,380           854,012
                                                                ----------------
                                                                      6,996,170

--------------------------------------------------------------------------------
METALS & MINING--3.3%
Companhia Vale do Rio Doce, Sponsored
ADR                                                   131,700         4,965,090
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                         149,300         4,526,335
--------------------------------------------------------------------------------
Rio Tinto plc                                          42,511         3,247,601
                                                                ----------------
                                                                     12,739,026

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
KDDI Corp.                                                267         1,979,866
--------------------------------------------------------------------------------
Vodafone Group plc                                    697,265         2,349,508
                                                                ----------------
                                                                      4,329,374

--------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum Oyj                                             33,600         1,049,361
                                                                ----------------
Total Common Stocks
(Cost $234,782,951)                                                 375,500,412

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts., Exp. 7/11/10 1
(Cost $0)                                              89,460            75,488

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28% 6,7
(Cost $10,420,948)                                 10,420,948        10,420,948

--------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $245,203,899)                                         385,996,848


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--3.0% 8
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.0%
Undivided interest of 0.88% in joint repurchase
agreement (Principal Amount/Value $1,320,000,000,
with a maturity value of $1,320,596,750) with
Nomura Securities, 5.425%, dated 6/29/07,
to be repurchased at $11,625,063 on
7/2/07, collateralized by Private Label
CMOs, 0%-6.75%, 10/25/21-1/25/47,
with a value of $1,386,000,000
(Cost $11,619,810)                               $ 11,619,810   $    11,619,810

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $256,823,709)                                     102.3%      397,616,658
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (2.3)       (8,808,900)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   388,807,758
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,429,572 or 0.62% of the Fund's net assets as of June 30, 2007.

5. Restricted security. The aggregate value of restricted securities as of June 30, 2007 was $644,700, which represents 0.17% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

6. Rate shown is the 7-day yield as of June 30, 2007.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES        GROSS          GROSS          SHARES
                  DECEMBER 31, 2006    ADDITIONS     REDUCTIONS   JUNE 30, 2007
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E               6,056,179   47,068,725     42,703,956      10,420,948

                                                          VALUE        DIVIDEND
                                                     SEE NOTE 1          INCOME
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                                        $ 10,420,948   $      95,006

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                   $  61,971,256      15.6%
United Kingdom                                             59,650,744      15.0
France                                                     43,867,870      11.0
Switzerland                                                42,186,462      10.6
United States                                              26,130,448       6.6
Germany                                                    25,978,509       6.5
Australia                                                  17,749,962       4.5
The Netherlands                                            16,018,714       4.0
Denmark                                                    15,214,558       3.8
Italy                                                      14,049,687       3.5
India                                                      12,634,131       3.2
Sweden                                                     12,616,097       3.2
Brazil                                                      9,363,294       2.4
Spain                                                       6,963,826       1.7
Norway                                                      6,179,307       1.6
Korea, Republic of South                                    5,856,805       1.5
Ireland                                                     5,789,032       1.5
South Africa                                                4,526,335       1.1
Finland                                                     2,561,843       0.6
Mexico                                                      2,465,573       0.6
Lebanon                                                     2,060,604       0.5
Jersey, Channel Islands                                     1,845,216       0.5
Bermuda                                                     1,796,687       0.5
Canada                                                        139,698       0.0
                                                        ------------------------
Total                                                   $ 397,616,658     100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $246,402,761)                                                   $ 387,195,710
Affiliated companies (cost $10,420,948)                                                         10,420,948
                                                                                             --------------
                                                                                               397,616,658
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             4,043,087
-----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $29)                                                                     29
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                4,182
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                             487,485
Shares of capital stock sold                                                                       420,147
Investments sold                                                                                     2,823
Other                                                                                                6,663
                                                                                             --------------
Total assets                                                                                   402,581,074

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                      11,619,810
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                 1,547,874
Investments purchased                                                                              540,304
Distribution and service plan fees                                                                  19,586
Shareholder communications                                                                           7,549
Directors' compensation                                                                              4,486
Transfer and shareholder servicing agent fees                                                        1,744
Other                                                                                               31,963
                                                                                             --------------
Total liabilities                                                                               13,773,316

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 388,807,758
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                         $     184,131
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     278,773,199
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (42,050)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (30,905,636)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              140,798,114
                                                                                             --------------
NET ASSETS                                                                                   $ 388,807,758
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $356,674,619 and 169,394,759 shares of capital stock outstanding)              $        2.11
-----------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $32,133,139 and 14,735,810 shares of capital stock outstanding)                $        2.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $131,877)                        $   4,439,748
Affiliated companies                                                                                95,006
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             209,040
-----------------------------------------------------------------------------------------------------------
Interest                                                                                             1,156
                                                                                             --------------
Total investment income                                                                          4,744,950

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                  1,722,921
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                  36,363
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                   5,032
Service shares                                                                                       4,996
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                   6,947
Service shares                                                                                         620
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         34,701
-----------------------------------------------------------------------------------------------------------
Accounting service fees                                                                              7,500
-----------------------------------------------------------------------------------------------------------
Directors' compensation                                                                              5,935
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                            750
-----------------------------------------------------------------------------------------------------------
Other                                                                                               23,347
                                                                                             --------------
Total expenses                                                                                   1,849,112
Less reduction to custodian expenses                                                                  (436)
Less waivers and reimbursements of expenses                                                         (1,805)
                                                                                             --------------
Net expenses                                                                                     1,846,871

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            2,898,079

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                      7,520,000
Foreign currency transactions                                                                    1,499,262
                                                                                             --------------
Net realized gain                                                                                9,019,262
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                     24,202,143
Translation of assets and liabilities denominated in foreign currencies                          2,286,061
                                                                                             --------------
Net change in unrealized appreciation                                                           26,488,204

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $  38,405,545
                                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS            YEAR
                                                                                            ENDED           ENDED
                                                                                    JUNE 30, 2007    DECEMBER 31,
                                                                                      (UNAUDITED)            2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   2,898,079   $   1,897,842
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       9,019,262       1,860,699
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  26,488,204      68,646,719
                                                                                    ------------------------------
Net increase in net assets resulting from operations                                   38,405,545      72,405,260

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                     (2,978,746)     (1,448,988)
Service shares                                                                           (196,214)        (65,579)
                                                                                    ------------------------------
                                                                                       (3,174,960)     (1,514,567)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Non-Service shares                                                                     16,297,452      39,453,096
Service shares                                                                          3,459,145       4,328,128
                                                                                    ------------------------------
                                                                                       19,756,597      43,781,224

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                         54,987,182     114,671,917
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   333,820,576     219,148,659
                                                                                    ------------------------------
End of period (including accumulated net investment income (loss) of $(42,050)
and $234,831, respectively)                                                         $ 388,807,758   $ 333,820,576
                                                                                    ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                     ENDED
                                         JUNE 30, 2007                                                              DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)           2006             2005         2004        2003             2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    1.91       $   1.47         $   1.30     $   1.12     $  0.76         $   1.07
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .02 1          .01 1            .01 1        .01 1        -- 2            .01
Net realized and unrealized gain (loss)            .20            .44              .17          .19         .37             (.31)
                                             ------------------------------------------------------------------------------------
Total from investment operations                   .22            .45              .18          .20         .37             (.30)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.02)          (.01)            (.01)        (.02)       (.01)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    2.11       $   1.91         $   1.47     $   1.30     $  1.12         $   0.76
                                             ====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               11.55%         30.78%           14.06%       17.86%      50.13%          (28.51)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                   $ 356,675       $308,111         $203,172     $110,679     $92,027         $ 62,091
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 329,207       $247,327         $115,108     $ 96,388     $70,042         $ 83,511
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             1.65%          0.73%            0.78%        0.64%       0.37%            1.17%
Total expenses                                    1.02% 5,6      1.04% 5,6,7      1.09% 6      1.08% 6     1.12% 6          1.12% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            12%              9%              28%          30%         71%              40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007       1.02%
Year Ended December 31, 2006         1.04

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                         YEAR
                                                             ENDED                                                        ENDED
                                                     JUNE 30, 2007                                                 DECEMBER 31,
SERVICE SHARES                                         (UNAUDITED)        2006        2005       2004        2003          2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.97     $  1.53     $  1.34    $  1.16      $ 0.81       $  1.08
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .01 1       .01 1       .01 1       -- 1,2     .01           .01
Net realized and unrealized gain (loss)                        .21         .44         .19        .20         .35          (.27)
                                                          ----------------------------------------------------------------------
Total from investment operations                               .22         .45         .20        .20         .36          (.26)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.01)       (.01)       (.01)      (.02)       (.01)         (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   2.18     $  1.97     $  1.53    $  1.34      $ 1.16       $  0.81
                                                          ======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           11.46%      29.25%      14.95%     17.15%      45.53%       (24.51)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $ 32,133     $25,710     $15,977    $12,682      $5,583       $   910
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 29,367     $20,061     $13,609    $ 9,071      $2,205       $   603
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                  1.43%       0.42%       0.50%      0.37%       0.03%        (0.03)%
Total expenses                                                1.30% 5     1.34% 5     1.40%      1.34%       1.36%         1.41%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses            1.30%       1.34%       1.40%      1.34%       1.36%         1.34%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         12%          9%         28%        30%         71%           40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007       1.30%
Year Ended December 31, 2006         1.34

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.


                  15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $30,260,712 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Fund will utilize $9,019,262 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $2,090,683 of capital loss carryforward to offset capital gains realized in that fiscal year.


                  16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

As of December 31, 2006, the Fund had available for federal income tax purposes post-October losses of $471,107, $6,399 of post-October passive foreign investment company losses and unused capital loss carryforwards as follows:

                 EXPIRING
                 -------------------------
                 2009         $  6,487,846
                 2010           12,564,594
                 2011           19,750,028
                              ------------
                 Total        $ 38,802,468
                              ============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 280 million shares of $0.001 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                                  SHARES            AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                          21,200,225     $  42,844,669    41,187,431     $  68,007,039
Dividends and/or distributions reinvested      1,567,761         2,978,746       928,839         1,448,988
Redeemed                                     (14,934,594)      (29,525,963)  (18,316,147)      (30,002,931)
                                            ---------------------------------------------------------------
Net increase                                   7,833,392     $  16,297,452    23,800,123     $  39,453,096
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           3,171,144     $   6,554,369     4,259,069     $   7,208,375
Dividends and/or distributions reinvested         99,601           196,214        40,732            65,579
Redeemed                                      (1,565,017)       (3,291,438)   (1,735,550)       (2,945,826)
                                            ---------------------------------------------------------------
Net increase                                   1,705,728     $   3,459,145     2,564,251     $   4,328,128
                                            ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                          PURCHASES          SALES
               ---------------------------------------------------
               Investment securities   $ 53,879,741   $ 40,783,723

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

               FEE SCHEDULE
               ---------------------------------------
               Up to $250 million                1.00%
               Over $250 million                 0.90

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $9,999 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase


                  18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $1,805 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                     CONTRACT
                        EXPIRATION     AMOUNT      VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION          DATE     (000S)        JUNE 30, 2007   APPRECIATION
---------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)           7/3/07    635,842 CHF        $ 520,664        $ 4,182

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                         ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                        DATE          COST     JUNE 30, 2007   DEPRECIATION
-----------------------------------------------------------------------------------
Marshall Edwards, Inc.      12/28/05   $ 1,496,007         $ 644,700      $ 851,307

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the


                  19 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING Continued

borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $11,205,954, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $11,619,810 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  20 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  21 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



GOVERNMENT SECURITIES PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING    ENDING       EXPENSES
                            ACCOUNT      ACCOUNT      PAID DURING
                            VALUE        VALUE        6 MONTHS ENDED
                            (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Actual                      $ 1,000.00   $ 1,015.50   $ 4.91
--------------------------------------------------------------------------------
Hypothetical                  1,000.00     1,019.93     4.92

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.98%

--------------------------------------------------------------------------------


                       5 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.8%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan
Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B,
5.50%, 11/25/35 1                              $      40,000   $         40,034
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2,
5.80%, 5/25/34 1                                      61,343             61,594
--------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B,
5.42%, 9/25/36 1,2                                    30,000             29,976
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B,
5.42%, 5/26/36 1                                      50,000             50,000
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.42%, 5/16/36 1              60,000             60,037
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                     30,000             29,854
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1            13,561             13,570
Series 2005-17, Cl. 1AF2, 5.363%,
5/25/36 1                                             20,000             19,905
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2006-25, Asset-Backed
Certificates, Series 2006-25,
Cl. 2A2, 5.44%, 12/25/29 1                            40,000             40,013
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10,
Cl. A3, 5.53%, 11/25/35 1                            110,000            110,085
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10,
Cl. A3, 5.41%, 7/25/36 1                              50,000             50,017
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5,
Cl. 2A1, 5.37%, 5/15/36 1                             16,967             16,979
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9,
Cl. 2A2, 5.43%, 7/7/36 1                              30,000             30,015
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A,
Cl. A3, 3.48%, 11/17/08                               11,720             11,696

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1        $      29,503   $         29,528
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,2            25,000             25,008
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36              31,510             31,318
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1             27,380             27,351
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35              22,788             22,726
--------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust
2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3,
Cl. A3, 5.42%, 8/25/36 1                              70,000             70,025
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg.
Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B,
5.58%, 7/25/35 1                                      15,491             15,508
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2,
4.415%, 4/25/35 1                                     12,829             12,784
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/25/36 1                                      30,000             29,913
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1,
5.40%, 7/25/36 1                                      16,334             16,345
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1             60,000             60,031
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1               13,996             14,002
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates,
Series 2006-2, Cl. A2, 5.42%, 7/25/36 1               50,000             50,017
                                                               -----------------
Total Asset-Backed Securities (Cost $969,042)                           968,331

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--92.0%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--79.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--77.2%
Fannie Mae Whole Loan, CMO
Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                         79,901             81,768
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                        126,473            120,509
5%, 8/1/33-12/1/34                                   216,355            203,896
6%, 10/1/22-9/1/24                                   217,484            218,468


                       6 | GOVERNMENT SECURITIES PORTFOLIO

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.:
Continued
6.50%, 4/1/18-12/1/30                          $     229,722   $        234,730
7%, 8/1/16-10/1/31                                   212,453            219,356
7.50%, 4/1/36                                        111,354            116,530
10.50%, 10/1/20                                        6,440              7,138
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                    42,188             42,807
Series 2046, Cl. G, 6.50%, 4/15/28                   125,530            127,756
Series 2410, Cl. PF, 6.30%, 2/15/32 1                 74,055             76,302
Series 2435, Cl. EQ, 6%, 5/15/31                      65,809             66,142
Series 2641, Cl. CE, 3.50%, 9/15/25                   35,256             34,402
Series 2727, Cl. UA, 3.50%, 10/15/22                  18,447             18,155
Series 2736, Cl. DB, 3.30%, 11/15/26                 156,132            151,258
Series 2777, Cl. PJ, 4%, 5/15/24                      17,990             17,750
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                   109,922            112,860
Series 2002-66, Cl. FG, 6.32%, 9/25/32 1              88,811             90,444
Series 2002-84, Cl. FB, 6.32%, 12/25/32 1             88,737             92,012
Series 2003-11, Cl. FA, 6.32%, 9/25/32 1              88,881             92,163
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1              28,472             26,360
Series 2034, Cl. Z, 6.50%, 2/15/28                    14,872             15,099
Series 2053, Cl. Z, 6.50%, 4/15/28                    19,314             19,632
Series 2055, Cl. ZM, 6.50%, 5/15/28                   25,595             25,950
Series 2080, Cl. Z, 6.50%, 8/15/28                    17,291             17,576
Series 2122, Cl. F, 5.77%, 2/15/29 1                  87,643             88,633
Series 2220, Cl. PD, 8%, 3/15/30                       6,528              6,889
Series 2326, Cl. ZP, 6.50%, 6/15/31                   15,341             15,614
Series 2344, Cl. FP, 6.27%, 8/15/31 1                 26,961             27,777
Series 2387, Cl. PD, 6%, 4/15/30                       3,552              3,549
Series 2412, Cl. GF, 6.27%, 2/15/32 1                 21,485             22,116
Series 2464, Cl. FI, 6.32%, 2/15/32 1                 21,141             21,918
Series 2470, Cl. LF, 6.32%, 2/15/32 1                 21,253             22,067
Series 2471, Cl. FD, 6.32%, 3/15/32 1                 38,663             40,044
Series 2500, Cl. FD, 5.82%, 3/15/32 1                 10,593             10,738
Series 2526, Cl. FE, 5.72%, 6/15/29 1                 15,656             15,810
Series 2530, Cl. FD, 5.82%, 2/15/32 1                 32,493             32,594
Series 2551, Cl. FD, 5.72%, 1/15/33 1                 12,615             12,743
Series 2551, Cl. LF, 5.82%, 1/15/33 1                139,960            142,306
Series 2676, Cl. KY, 5%, 9/15/23                     113,000            105,473
Series 2939, Cl. PE, 5%, 2/15/35                     247,000            223,942
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                 8,377              7,790
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 15.018%, 2/1/28 3                  7,659              1,927
Series 200, Cl. IO, 13.646%, 1/1/29 3                  9,009              2,464
Series 2003-118, Cl. S, 10.134%,
12/25/33 3                                           134,747             15,948
Series 2003-26, Cl. IO, 6.432%, 4/25/33 3             47,945             12,677
Series 2005-87, Cl. SE, 6.84%, 10/25/35 3            217,112              5,391
Series 2005-87, Cl. SG, 12.46%, 10/25/35 3           219,860             10,151
Series 205, Cl. IO, 11.542%, 9/1/29 3                 47,113             12,846

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 2074, Cl. S, 1.375%, 7/17/28 3          $       9,493   $            920
Series 2079, Cl. S, 1.828%, 7/17/28 3                 15,734              1,605
Series 216, Cl. IO, 13.611%, 12/1/31 3                16,172              4,168
Series 224, Cl. IO, 10.644%, 3/1/33 3                 70,587             18,260
Series 243, Cl. 6, 8.611%, 12/15/32 3                 26,862              6,938
Series 2526, Cl. SE, 2.622%, 6/15/29 3                25,786              1,408
Series 2802, Cl. AS, 4.498%, 4/15/33 3                46,242              2,232
Series 2819, Cl. S, 0.267%, 6/15/34 3                210,592             14,951
Series 2920, Cl. S, (1.217)%, 1/15/35 3              136,718              5,403
Series 3000, Cl. SE, (2.435)%, 7/15/25 3             166,507              4,112
Series 3004, Cl. SB, 10.176%, 7/15/35 3              237,033              5,558
Series 3110, Cl. SL, 6.09%, 2/15/26 3                 23,668                613
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. PO, 5.708%, 2/1/28 4                   7,659              5,899
Series 224, Cl. PO, 4.438%, 3/1/33 4                  23,529             17,250
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                945,812            900,872
5%, 12/1/17-3/1/34                                 1,618,324          1,550,091
5%, 7/1/22 5                                          58,000             56,052
5.50%, 3/1/33-1/1/34                                 675,886            655,007
5.50%, 7/1/22-8/1/37 5                             1,797,000          1,736,072
6%, 7/1/24-11/1/32                                   629,622            627,675
6%, 7/1/22-7/1/37 5                                  943,000            942,542
6.50%, 2/1/09-11/1/31                                613,994            626,310
7%, 11/1/13-4/1/34                                   455,419            471,662
7.50%, 2/1/27-8/1/33                                 417,398            436,934
8.50%, 7/1/32                                          1,238              1,331
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                38,401             39,128
Trust 2001-44, Cl. QC, 6%, 9/25/16                    80,451             81,059
Trust 2001-50, Cl. NE, 6%, 8/25/30                     2,737              2,732
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                67,091             68,303
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1              40,000             40,924
Trust 2001-70, Cl. LR, 6%, 9/25/30                     7,488              7,494
Trust 2001-74, Cl. PD, 6%, 5/25/30                        52                 52
Trust 2002-12, Cl. PG, 6%, 3/25/17                    37,292             37,578
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                22,590             23,372
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                7,241              7,431
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1              14,619             14,840
Trust 2002-9, Cl. PC, 6%, 3/25/17                     63,199             63,681
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1             13,075             13,189
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                137,000            129,608
Trust 2003-84, Cl. AJ, 3%, 4/25/13                    48,209             47,449
Trust 2003-84, Cl. PW, 3%, 6/25/22                    40,728             40,156
Trust 2004-101, Cl. BG, 5%, 1/25/20                   67,000             64,644
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25               40,000             38,072
Trust 2006-44, Cl. OA, 5.50%, 12/25/26               127,014            126,752
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1              17,076             15,257
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1              94,169             81,384
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1              24,547             21,204


                       7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates: Continued
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1       $      16,732   $         14,933
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                151,614            151,274
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 10.498%,
11/18/31 3                                            80,909              8,056
Trust 2001-63, Cl. SD, 3.511%, 12/18/31 3             23,557              2,133
Trust 2001-68, Cl. SC, 2.855%, 11/25/31 3             16,287              1,608
Trust 2001-81, Cl. S, 4.499%, 1/25/32 3               16,936              1,613
Trust 2002-28, Cl. SA, 4.263%, 4/25/32 3              12,801              1,132
Trust 2002-38, Cl. IO, (1.167)%, 4/25/32 3            28,326              1,374
Trust 2002-39, Cl. SD, 0.729%, 3/18/32 3              18,730              1,563
Trust 2002-48, Cl. S, 3.849%, 7/25/32 3               21,581              2,017
Trust 2002-52, Cl. SL, 4.624%, 9/25/32 3              13,230              1,285
Trust 2002-53, Cl. SK, 1.112%, 4/25/32 3              65,260              5,697
Trust 2002-56, Cl. SN, 5.551%, 7/25/32 3              29,424              2,799
Trust 2002-77, Cl. IS, 3.815%, 12/18/32 3             48,259              4,213
Trust 2002-77, Cl. SH, 5.517%, 12/18/32 3             20,745              1,884
Trust 2002-9, Cl. MS, 4.613%, 3/25/32 3               24,724              2,456
Trust 2003-4, Cl. S, 10.467%, 2/25/33 3               43,831              4,408
Trust 2005-40, Cl. SA, (0.140)%, 5/25/35 3            76,929              3,039
Trust 2005-40, Cl. SB, 2.366%, 5/25/35 3             102,682              4,080
Trust 2005-71, Cl. SA, 2.929%, 8/25/25 3             105,073              4,871
Trust 2006-33, Cl. SP, 14.61%, 5/25/36 3             435,816             32,262
Trust 221, Cl. 2, 15.352%, 5/1/23 3                   16,315              3,863
Trust 240, Cl. 2, 24.749%, 9/1/23 3                   26,551              7,048
Trust 294, Cl. 2, 10.692%, 2/1/28 3                  179,402             48,252
Trust 301, Cl. 2, 8.721%, 4/1/29 3                    22,201              5,872
Trust 319, Cl. 2, 14.165%, 2/1/32 3                   15,279              4,045
Trust 321, Cl. 2, 14.729%, 4/1/32 3                   67,034             17,711
Trust 324, Cl. 2, 9.296%, 7/1/32 3                    83,703             22,131
Trust 331, Cl. 5, 9.245%, 2/1/33 3                    68,464             17,640
Trust 334, Cl. 12, 5.34%, 2/1/33 3                   118,673             29,912
Trust 334, Cl. 5, 11.409%, 5/1/33 3                   79,072             19,846
Trust 339, Cl. 7, 6.45%, 7/1/33 3                    131,305             32,129
Trust 342, Cl. 2, 10.499%, 9/1/33 3                  155,137             40,604
Trust 344, Cl. 2, 9.63%, 12/1/33 3                   192,624             50,509
Trust 345, Cl. 9, 8.846%, 1/1/34 3                    62,967             15,587
Trust 346, Cl. 2, 13.179%, 12/1/33 3                  45,539             11,943
Trust 362, Cl. 12, 6.752%, 8/1/35 3                   85,096             19,671
Trust 362, Cl. 13, 6.735%, 8/1/35 3                   47,177             10,884
Trust 364, Cl. 15, 9.628%, 9/1/35 3                   83,702             19,628
                                                               -----------------
                                                                     12,778,616

--------------------------------------------------------------------------------
GNMA/GUARANTEED--2.3%
Government National Mortgage Assn.,
7%, 10/15/23-3/15/26                                 123,498            128,756
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                  148,120            156,085

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates: Continued
Series 2000-7, Cl. Z, 8%, 1/16/30              $      68,575   $         72,222
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.294)%, 7/16/28 3           31,356              3,212
Series 2001-21, Cl. SB, (3.096)%,
1/16/27 3                                            158,057             10,588
Series 2006-47, Cl. SA, 14.941%,
8/16/36 3                                            266,398             13,319
                                                               -----------------
                                                                        384,182

--------------------------------------------------------------------------------
NON-AGENCY--12.5%
--------------------------------------------------------------------------------
COMMERCIAL--9.6%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43                80,000             77,918
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                53,186             53,654
--------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                40,051             40,058
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg.
Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08 1              26,801             26,824
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4,
Cl. A2B, 5.205%, 12/11/49 2                           80,000             78,583
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37              174,237            172,413
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36              52,602             52,506
Series 2006-AB4, Cl. A1A, 6.005%,
10/25/36                                              73,047             73,047
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08               16,902             16,890
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35               28,185             28,313
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39               50,000             49,066
Series 2005-C3, Cl. A2, 4.853%, 7/10/45               50,000             49,192


                       8 | GOVERNMENT SECURITIES PORTFOLIO

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates: Continued
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                $      50,000   $         48,740
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                       50,000             49,476
Series 2007-GG9, Cl. A2,
5.381%, 3/10/39 2                                     60,000             59,346
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                       20,000             19,516
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                       70,000             68,638
Series 2007-LDPX, Cl. A2S,
5.305%, 1/15/49                                       70,000             68,882
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30               50,000             49,305
Series 2007-C1, Cl. A2, 5.318%, 1/15/12               70,000             69,143
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1               12,472             12,422
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  59,689             59,150
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                               18,915             19,039
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15 2                             96,000            102,210
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                              59,289             58,918
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB,
Cl. A5, 6%, 9/25/36                                   86,495             86,301
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates,
Series 2005-C17, Cl. A2, 4.782%, 3/15/42              90,000             88,604
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates,
Series 2006-C29, Cl. A2, 5.272%,
11/15/48                                              15,000             14,777
                                                               -----------------
                                                                      1,592,931

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MULTIFAMILY--0.1%
WAMU Mortgage Pass-Through
Certificates, Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1,
5.57%, 7/25/45 1                               $      10,932   $         10,942
--------------------------------------------------------------------------------
OTHER--0.6%
JP Morgan Mortgage Trust, CMO
Pass-Through Certificates,
Series 2005-S2, Cl. 3A1,
6.726%, 2/25/32 1                                     95,078             95,372
--------------------------------------------------------------------------------
RESIDENTIAL--2.2%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                        96,315             96,631
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                  66,462             66,342
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                 134,083            134,283
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                  62,428             62,326
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through
Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1,
4.676%, 5/25/35 1                                      4,035              4,037
                                                               -----------------
                                                                        363,619
                                                               -----------------

Total Mortgage-Backed Obligations
(Cost $15,338,591)                                                   15,225,662

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 5.375%, 8/19/11 6                           1,350,000          1,356,780
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts., 5.50%, 8/20/12                          320,000            321,160
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
5%, 5/11/17 6                                        145,000            140,053
6%, 5/15/11 6                                        200,000            205,439
7.25%, 1/15/10 7                                     370,000            388,019
--------------------------------------------------------------------------------
Resolution Funding Corp. Bonds,
Residual Funding STRIPS,
5.218%, 1/15/21 6,8                                  825,000            398,595
                                                               -----------------
Total U.S. Government Obligations
(Cost $2,865,066)                                                     2,810,046


                       9 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
--------------------------------------------------------------------------------
Undivided interest of 0.12% in joint
repurchase agreement (Principal
Amount/Value $126,316,000, with a
maturity value of $126,371,579) with UBS
Warburg LLC, 5.28%, dated 6/29/07, to be
repurchased at $156,069 on 7/2/07,
collateralized by Federal National
Mortgage Assn., 6%, 3/1/36, with a value
of $129,089,701 (Cost $156,000)                $     156,000   $        156,000
--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $19,328,699)                                                   19,160,039

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--9.0% 9
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.0%
Undivided interest of 0.04% in joint
repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of
$3,501,573,542) with Bank of America NA,
5.395%, dated 6/29/07, to be repurchased at
$1,489,319 on 7/2/07, collateralized by U.S.
Agency Mortgages, 5%-5.50%, 8/1/33-3/1/35,
with a value of $3,570,000,000
(Cost $1,488,650)                                  1,488,650          1,488,650

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $20,817,349)                                     124.7%        20,648,689
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                  (24.7)        (4,091,784)
                                               ---------------------------------
NET ASSETS                                             100.0%  $     16,556,905
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $295,123, which represents 1.78% of the Portfolio's net assets. See
Note 7 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $618,456 or 3.74% of the Portfolio's net assets as of June 30, 2007.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $23,149 or 0.14% of the Portfolio's net assets as of June 30, 2007.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

6. Partial or fully-loaned security. See Note 8 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $36,704. See Note 5 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      10 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $20,817,349)--see accompanying statement of investments                       $ 20,648,689
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                            25,511
-----------------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                                    180
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $773,827 sold on a when-issued basis or forward commitment)                      1,098,011
Interest and principal paydowns                                                                                107,846
Futures margins                                                                                                 12,042
Shares of capital stock sold                                                                                       931
Other                                                                                                            3,757
                                                                                                          -------------
Total assets                                                                                                21,896,967

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                   1,488,650
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $3,506,962 purchased on a when-issued basis or forward commitment)          3,829,770
Shareholder communications                                                                                       3,533
Directors' compensation                                                                                          3,115
Transfer and shareholder servicing agent fees                                                                      842
Other                                                                                                           14,152
                                                                                                          -------------
Total liabilities                                                                                            5,340,062

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                $ 16,556,905
                                                                                                          =============

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                      $     16,142
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                  16,663,579
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                              358,219
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                  (293,516)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                    (187,519)
                                                                                                          -------------
NET ASSETS--applicable to 16,142,360 shares of capital stock outstanding                                  $ 16,556,905
                                                                                                          =============

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                  $       1.03

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      11 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest                                                                                   $   445,062
-------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                           1,001
                                                                                           ------------
Total investment income                                                                        446,063

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                                 43,454
-------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                     12,124
-------------------------------------------------------------------------------------------------------
Accounting service fees                                                                          7,500
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                    4,993
-------------------------------------------------------------------------------------------------------
Shareholder communications                                                                       4,932
-------------------------------------------------------------------------------------------------------
Directors' compensation                                                                          3,359
-------------------------------------------------------------------------------------------------------
Administration service fees                                                                        750
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        130
-------------------------------------------------------------------------------------------------------
Other                                                                                            3,787
                                                                                           ------------
Total expenses                                                                                  81,029

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          365,034

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                    (69,602)
Closing and expiration of futures contracts                                                    (74,307)
Swap contracts                                                                                     410
                                                                                           ------------
Net realized loss                                                                             (143,499)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                    (88,867)
Futures contracts                                                                               15,743
Swap contracts                                                                                     180
                                                                                           ------------
Net change in unrealized depreciation                                                          (72,944)

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $   148,591
                                                                                           ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      12 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               SIX MONTHS             YEAR
                                                                                                    ENDED            ENDED
                                                                                            JUNE 30, 2007     DECEMBER 31,
                                                                                              (UNAUDITED)             2006
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $      365,034   $      686,029
---------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                (143,499)         (52,842)
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                             (72,944)          (6,321)
                                                                                           --------------------------------
Net increase in net assets resulting from operations                                              148,591          626,866

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                             (725,257)        (610,210)

---------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions                   450,619         (571,528)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                   (126,047)        (554,872)
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            16,682,952       17,237,824
                                                                                           --------------------------------
End of period (including accumulated net investment income of $358,219
and $718,442, respectively)                                                                $   16,556,905   $   16,682,952
                                                                                           ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                            YEAR
                                                           ENDED                                                           ENDED
                                                   JUNE 30, 2007                                                    DECEMBER 31,
                                                     (UNAUDITED)        2006        2005        2004        2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.06    $   1.06    $   1.12    $   1.14    $   1.16        $   1.11
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .02 1       .04 1       .03 1       .03 1       .04             .05
Net realized and unrealized gain (loss)                       --          --        (.01)        .01        (.01)            .06
                                                        ---------------------------------------------------------------------------
Total from investment operations                             .02         .04         .02         .04         .03             .11
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.05)       (.04)       (.04)       (.04)       (.05)           (.06)
Distributions from net realized gain                          --          --        (.04)       (.02)         --              --
                                                        ---------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                (.05)       (.04)       (.08)       (.06)       (.05)           (.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.03    $   1.06    $   1.06    $   1.12    $   1.14        $   1.16
                                                        ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.55%       3.74%       1.48%       4.17%       2.58%          10.06%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 16,557    $ 16,683    $ 17,238    $ 18,103    $ 19,537        $ 21,946
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 16,690    $ 16,764    $ 17,696    $ 18,464    $ 20,743        $ 20,347
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.41%       4.09%       3.18%       2.83%       3.43%           4.42%
Total expenses                                              0.98%       0.88% 4     0.88% 4     0.85% 4     0.84% 4         0.77% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       34% 5       82% 5       84% 5       99% 5       43%             25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007                 $ 17,643,187        $ 16,964,862
Year Ended December 31, 2006                     44,327,351          48,590,182
Year Ended December 31, 2005                     93,525,147          93,213,905
Year Ended December 31, 2004                    121,615,587         127,136,434

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Portfolio had purchased $3,506,962 of securities issued on a when-issued basis or forward commitment and sold $773,827 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase


                     15 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2007, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $328,299 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Portfolio will not utilize any capital loss carryforward. During the fiscal year ended December 31, 2006, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Portfolio had available for federal income tax purposes post-October losses of $260 and unused capital loss carryforwards as follows:

           EXPIRING
           ----------------------------
           2013                $ 15,147
           2014                 169,393
                               --------
           Total               $184,540
                               ========

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the


                     16 | GOVERNMENT SECURITIES PORTFOLIO

Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                                   SHARES           AMOUNT          SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------
Sold                                               95,932        $ 100,858          70,753    $    74,254
Dividends and/or distributions reinvested         704,133          725,257         598,245        610,210
Redeemed                                         (358,865)        (375,496)     (1,207,744)    (1,255,992)
                                                 ---------------------------------------------------------
Net increase (decrease)                           441,200        $ 450,619        (538,746)   $  (571,528)
                                                 =========================================================


                     17 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                                   PURCHASES         SALES
                 ---------------------------------------------------------
                 Investment securities           $ 2,887,461   $ 1,714,111
                 U.S. government and
                 government agency obligations 3,578,286 2,951,060 To Be Announced (TBA)
                 mortgage-related securities      17,643,187    16,964,862

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ----------------------------------
                 Up to $300 million          0.525%
                 Next $100 million           0.500
                 Over $400 million           0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2007, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.


                     18 | GOVERNMENT SECURITIES PORTFOLIO

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Long Bonds           9/19/07          21        $2,262,750         $(29,120)
U.S. Treasury Nts., 10 yr.         9/19/07           3           317,109            1,545
                                                                                 ---------
                                                                                  (27,575)
                                                                                 ---------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.          9/28/07          11         2,241,594           (1,146)
U.S. Treasury Nts., 5 yr.          9/28/07          22         2,289,719            9,682
                                                                                 ---------
                                                                                    8,536
                                                                                 ---------
                                                                                 $(19,039)
                                                                                 =========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                     19 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of June 30, 2007, the Portfolio had entered into the following total return swap agreements:

                        NOTIONAL            PAID BY          RECEIVED BY   TERMINATION
SWAP COUNTERPARTY         AMOUNT           THE FUND             THE FUND         DATES   VALUE
----------------------------------------------------------------------------------------------
                                       If negative,         If positive,
                                       the absolute         the absolute
                                           value of             value of
                                    Lehman Brothers      Lehman Brothers
                                   U.S. CMBS Index:     U.S. CMBS Index.
Goldman Sachs                             Aggregate   Aggregate AAA plus
Capital Markets         $170,000               AAA.     15 basis points.        9/1/07   $  72
----------------------------------------------------------------------------------------------
                                       If negative,         If positive,
                                       the absolute     the Total Return
                                           value of        of the Lehman
Lehman Brothers                          the Lehman           CMBS Index
Special Financing,                             CMBS            plus 32.5
Inc.                     200,000             Index.        basis points.       11/1/07     108
                                                                                         -----
                                                                                         $ 180
                                                                                         =====

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Portfolio had on loan securities valued at $2,074,308. Collateral of $2,104,088 was received for the loans, of which $1,488,650 was received in cash and subsequently invested in approved instruments. In addition, collateral of $615,438 was also received in the form of securities.


                     20 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     21 | GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     22 | GOVERNMENT SECURITIES PORTFOLIO



TOTAL RETURN PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Actual                                 $ 1,000.00   $ 1,065.20   $ 3.44
--------------------------------------------------------------------------------
Hypothetical                             1,000.00     1,021.47     3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.67%

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                           6 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--61.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.6%
--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Corp.                                    9,800   $       370,440
--------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
Genuine Parts Co.                                      10,900           540,640
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
McDonald's Corp.                                       45,600         2,314,656
--------------------------------------------------------------------------------
Wendy's International, Inc.                            21,300           782,775
                                                                ----------------
                                                                      3,097,431

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
IAC/InterActiveCorp 1                                  79,700         2,758,417
--------------------------------------------------------------------------------
MEDIA--2.1%
DirecTV Group, Inc. (The) 1                           137,400         3,175,314
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                55,100         1,168,671
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     9,800           518,616
                                                                ----------------
                                                                      4,862,601

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
J.C. Penney Co., Inc. (Holding Co.)                    34,300         2,482,634
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
RadioShack Corp.                                       41,200         1,365,368
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
--------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                     7,100           371,401
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          56,800         3,683,480
                                                                ----------------
                                                                      4,054,881

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
ConAgra Foods, Inc.                                    38,200         1,026,052
--------------------------------------------------------------------------------
Dean Foods Co.                                          2,102            66,991
                                                                ----------------
                                                                      1,093,043

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Clorox Co. (The)                                       17,200         1,068,120
--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                     23,100         1,620,234
--------------------------------------------------------------------------------
UST, Inc.                                              42,600         2,288,046
                                                                ----------------
                                                                      3,908,280

--------------------------------------------------------------------------------
ENERGY--5.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Schlumberger Ltd.                                       5,000           424,700
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.3%
Chevron Corp.                                          11,500           968,760
--------------------------------------------------------------------------------
ConocoPhillips                                         65,400         5,133,900
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      19,400         1,627,272
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     51,800         3,105,928
--------------------------------------------------------------------------------
Valero Energy Corp.                                    22,400         1,654,464
                                                                ----------------
                                                                     12,490,324

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--15.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.4%
Goldman Sachs Group, Inc. (The)                        18,900   $     4,096,575
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                         38,400         2,861,568
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               6,200           518,196
--------------------------------------------------------------------------------
Morgan Stanley                                         33,200         2,784,816
                                                                ----------------
                                                                     10,261,155

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Wachovia Corp.                                         62,200         3,187,750
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      89,500         3,147,715
                                                                ----------------
                                                                      6,335,465

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
Bank of America Corp.                                  54,000         2,640,060
--------------------------------------------------------------------------------
Citigroup, Inc.                                        65,800         3,374,882
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   56,000         2,713,200
                                                                ----------------
                                                                      8,728,142

--------------------------------------------------------------------------------
INSURANCE--2.8%
American International Group, Inc.                     13,800           966,414
--------------------------------------------------------------------------------
Chubb Corp.                                            22,500         1,218,150
--------------------------------------------------------------------------------
MBIA, Inc.                                             43,800         2,725,236
--------------------------------------------------------------------------------
Safeco Corp.                                           16,900         1,052,194
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                              9,700           518,950
                                                                ----------------
                                                                      6,480,944

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Apartment Investment
& Management Co.                                       39,800         2,006,716
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Financial Corp.                            15,800           574,330
--------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                44,800           947,072
                                                                ----------------
                                                                      1,521,402

--------------------------------------------------------------------------------
HEALTH CARE--6.5%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
AmerisourceBergen Corp.                                65,600         3,245,232
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  13,500           953,640
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                           17,600         1,014,640
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                58,600         2,930,586
--------------------------------------------------------------------------------
Humana, Inc. 1                                         30,200         1,839,482
--------------------------------------------------------------------------------
McKesson Corp.                                         52,300         3,119,172
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               11,400           582,996
                                                                ----------------
                                                                     13,685,748

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
King Pharmaceuticals, Inc. 1                           31,600           646,536
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      19,700           981,060
                                                                ----------------
                                                                      1,627,596


                           7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--5.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Lockheed Martin Corp.                                   5,300   $       498,889
--------------------------------------------------------------------------------
Raytheon Co.                                           23,600         1,271,804
                                                                ----------------
                                                                      1,770,693

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Waste Management, Inc.                                 73,400         2,866,270
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
General Electric Co.                                  139,700         5,347,716
--------------------------------------------------------------------------------
MACHINERY--0.8%
Deere & Co.                                            10,300         1,243,622
--------------------------------------------------------------------------------
Eaton Corp.                                             5,900           548,700
                                                                ----------------
                                                                      1,792,322

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Norfolk Southern Corp.                                 22,900         1,203,853
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc. 1                                  13,300           370,405
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.6%
Apple, Inc. 1                                          34,000         4,149,360
--------------------------------------------------------------------------------
Dell, Inc. 1                                           60,000         1,713,000
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   111,100         4,957,282
                                                                ----------------
                                                                     10,819,642

--------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                               9,300           550,095
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Intel Corp.                                            51,000         1,211,760
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                       50,000           879,000
                                                                ----------------
                                                                      2,090,760

--------------------------------------------------------------------------------
SOFTWARE--1.9%
BMC Software, Inc. 1                                   90,600         2,745,180
--------------------------------------------------------------------------------
Microsoft Corp.                                        60,100         1,771,147
                                                                ----------------
                                                                      4,516,327

--------------------------------------------------------------------------------
MATERIALS--3.6%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Dow Chemical Co. (The)                                 39,500         1,746,690
--------------------------------------------------------------------------------
Rohm & Haas Co.                                        10,300           563,204
                                                                ----------------
                                                                      2,309,894

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.7%
Ball Corp.                                             40,600         2,158,702
--------------------------------------------------------------------------------
Bemis Co., Inc.                                        39,400         1,307,292
--------------------------------------------------------------------------------
Sealed Air Corp.                                       16,300           505,626
                                                                ----------------
                                                                      3,971,620

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.9%
International Paper Co.                                53,000   $     2,069,650
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
AT&T, Inc.                                            158,762         6,588,623
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          123,000         5,063,910
                                                                ----------------
                                                                     11,652,533

--------------------------------------------------------------------------------
UTILITIES--1.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Progress Energy, Inc.                                  17,000           775,030
--------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.                       17,700         1,542,909
                                                                ----------------
Total Common Stocks
(Cost $126,791,196)                                                 142,813,766

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.0%
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 2         $    363,337           364,827
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                    70,000            66,833
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 2                 8,112             8,027
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2           400,000           398,056
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2           110,000           109,478
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 2           660,000           660,510
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 2            290,000           290,100
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 2            106,044           106,118
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 2             150,000           150,076
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A,
Cl. A3, 3.48%, 11/17/08                                74,227            74,073
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3,
Cl. A1, 5.58%, 1/20/35 2                              177,019           177,166


                           8 | TOTAL RETURN PORTFOLIO

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36         $    189,060   $       187,909
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 2             174,235           174,053
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3              866,086           884,109
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.67%, 3/15/16 2              690,000           725,809
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-2,
Mtg. Pass-Through Certificates,
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 2              72,697            72,443
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28             101,115           100,622
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35              184,279           184,363
                                                                ----------------
Total Asset-Backed Securities
(Cost $4,719,638)                                                     4,734,572

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--30.4%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--26.7%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--26.5%
Federal Home Loan Mortgage Corp.:
4.50%, 10/1/18-5/1/19                               1,767,195         1,683,634
5%, 8/1/33-12/1/34                                  1,070,574         1,008,928
6.50%, 4/1/18-4/1/34                                  304,513           310,968
7%, 5/1/30-1/1/34                                   1,877,871         1,937,338
8%, 4/1/16                                            136,021           143,279
9%, 8/1/22-5/1/25                                      40,836            43,768
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates,
Series 3094, Cl. HS, 4.877%, 6/15/34 2                100,048            91,861
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 2              166,515           154,168
Series 2043, Cl. ZP, 6.50%, 4/15/28                   277,608           275,921
Series 2055, Cl. ZM, 6.50%, 5/15/28                   179,167           181,651
Series 2080, Cl. C, 6.50%, 8/15/28                    169,453           171,918
Series 2080, Cl. Z, 6.50%, 8/15/28                    117,580           119,516
Series 2387, Cl. PD, 6%, 4/15/30                       23,794            23,775
Series 2461, Cl. PZ, 6.50%, 6/15/32                   315,282           323,021
Series 2500, Cl. FD, 5.82%, 3/15/32 2                  54,288            55,032
Series 2526, Cl. FE, 5.72%, 6/15/29 2                  83,805            84,632
Series 2551, Cl. FD, 5.72%, 1/15/33 2                  65,013            65,677
Series 3025, Cl. SJ, 5.243%, 8/15/35 2                 33,508            31,161

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.531%, 6/1/26 4            $    122,085   $        30,892
Series 183, Cl. IO, 12.052%, 4/1/27 4                 190,173            50,661
Series 184, Cl. IO, 17.741%, 12/1/26 4                205,199            52,629
Series 192, Cl. IO, 15.018%, 2/1/28 4                  53,321            13,417
Series 200, Cl. IO, 13.646%, 1/1/29 4                  63,488            17,366
Series 2003-118, Cl. S, 10.134%, 12/25/33 4           818,104            96,828
Series 2005-87, Cl. SE, 6.84%, 10/25/35 4           1,233,277            30,621
Series 2005-87, Cl. SG, 12.46%, 10/25/35 4          1,250,453            57,732
Series 2130, Cl. SC, (0.809)%, 3/15/29 4              143,312             9,797
Series 216, Cl. IO, 13.611%, 12/1/31 4                 87,933            22,664
Series 224, Cl. IO, 10.645%, 3/1/33 4                 409,045           105,814
Series 243, Cl. 6, 8.611%, 12/15/32 4                 170,124            43,938
Series 2796, Cl. SD, 3.093%, 7/15/26 4                216,500            14,994
Series 2802, Cl. AS, 4.498%, 4/15/33 4                271,674            13,110
Series 2920, Cl. S, (1.217)%, 1/15/35 4               901,073            35,613
Series 3000, Cl. SE, (2.435)%, 7/15/25 4            1,065,645            26,319
Series 3110, Cl. SL, 6.089%, 2/15/26 4                142,006             3,681
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.26%, 6/1/26 5                    49,984            38,516
Series 192, Cl. PO, 5.708%, 2/1/28 5                   53,321            41,063
Series 224, Cl. PO, 4.439%, 3/1/33 5                  133,935            98,192
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                               5,208,464         4,962,851
5%, 12/1/17-3/1/34                                  9,781,382         9,358,181
5%, 7/1/22 6                                          936,000           904,556
5.50%, 3/1/33-1/1/34                                2,516,518         2,438,630
5.50%, 7/1/22-8/1/37 6                             12,461,000        12,031,559
6%, 11/1/17-11/1/33                                 4,371,668         4,345,720
6%, 7/1/22-7/1/37 6                                 4,502,000         4,508,679
6.50%, 5/1/17-11/1/31                               3,036,011         3,096,886
7%, 11/1/17-10/1/35                                   642,877           664,055
7.50%, 2/1/08-3/1/33                                1,097,343         1,148,275
8.50%, 7/1/32                                           7,426             7,985
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, CMO,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                   321,470           328,758
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                    221,496           223,202
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  318,383           324,634
Trust 1998-61, Cl. PL, 6%, 11/25/28                   156,352           156,189
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                211,208           215,207
Trust 2001-50, Cl. NE, 6%, 8/25/30                     18,818            18,780
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                426,504           434,211
Trust 2001-70, Cl. LR, 6%, 9/25/30                     50,274            50,317
Trust 2001-74, Cl. PD, 6%, 5/25/30                        390               389
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                 148,515           151,405
Trust 2002-56, Cl. KW, 6%, 4/25/23                    550,000           552,718
Trust 2002-9, Cl. PC, 6%, 3/25/17                     350,467           353,141


                           9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage
Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates: Continued
Trust 2003-28, Cl. KG, 5.50%, 4/25/23            $    662,000   $       633,673
Trust 2004-101, Cl. BG, 5%, 1/25/20                   452,000           436,103
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25               270,000           256,986
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                 250,000           239,789
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                 970,000           934,809
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                723,004           721,509
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 2              128,516           114,827
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 2              145,533           125,775
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 2               67,717            58,494
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 2              527,049           470,403
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                 885,745           883,760
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                 444,000           423,482
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM, 23.179%, 10/25/23 4           129,666             8,217
Trust 2001-65, Cl. S, 10.097%, 11/25/31 4             481,578            47,716
Trust 2001-81, Cl. S, 4.499%, 1/25/32 4               110,084            10,487
Trust 2002-47, Cl. NS, 3.788%, 4/25/32 4              260,189            24,558
Trust 2002-51, Cl. S, 3.909%, 8/25/32 4               238,916            22,690
Trust 2002-52, Cl. SD, 0.528%, 9/25/32 4              273,702            22,954
Trust 2002-77, Cl. SH, 5.516%, 12/18/32 4             137,097            12,452
Trust 2002-84, Cl. SA, 11.261%, 12/25/32 4            418,016            40,600
Trust 2003-33, Cl. SP, 13.322%, 5/25/33 4             448,612            47,941
Trust 2003-4, Cl. S, 10.467%, 2/25/33 4               269,732            27,127
Trust 2004-54, Cl. DS, (2.276)%, 11/25/30 4           223,952            12,006
Trust 2005-19, Cl. SA, 0.016%, 3/25/35 4            2,290,583            94,585
Trust 2005-40, Cl. SA, (0.14)%, 5/25/35 4             515,606            20,372
Trust 2005-6, Cl. SE, 1.727%, 2/25/35 4               649,087            26,198
Trust 2005-71, Cl. SA, 2.929%, 8/25/25 4              669,841            31,050
Trust 2006-119, Cl. MS, 11.242%, 12/25/36 4           740,829            33,625
Trust 2006-33, Cl. SP, 14.61%, 5/25/36 4            1,321,975            97,863
Trust 222, Cl. 2, 16.774%, 6/1/23 4                   417,447           104,076
Trust 240, Cl. 2, 19.859%, 9/1/23 4                   492,541           130,753
Trust 252, Cl. 2, 14.767%, 11/1/23 4                  322,134            89,308
Trust 273, Cl. 2, 16.172%, 8/1/26 4                    91,749            22,960
Trust 319, Cl. 2, 14.30%, 2/1/32 4                     95,397            25,256
Trust 321, Cl. 2, 6.881%, 4/1/32 4                  1,084,624           286,569
Trust 322, Cl. 2, 16.09%, 4/1/32 4                    387,370           101,788
Trust 331, Cl. 9, 8.632%, 2/1/33 4                    265,967            66,506
Trust 334, Cl. 17, 22.917%, 2/1/33 4                  173,002            48,438
Trust 339, Cl. 7, 6.565%, 7/1/33 4                    809,534           198,083
Trust 342, Cl. 2, 12.282%, 9/1/33 4                   680,215           178,034
Trust 344, Cl. 2, 9.973%, 12/1/33 4                 2,102,963           551,431
Trust 345, Cl. 9, 8.846%, 1/1/34 4                    362,059            89,625
Trust 346, Cl. 2, 13.179%, 12/1/33 4                  523,697           137,341
Trust 350, Cl. 2, 11.319%, 3/1/34 4                   192,392            50,436
Trust 362, Cl. 12, 6.752%, 8/1/35 4                   493,229           114,017
Trust 362, Cl. 13, 6.735%, 8/1/35 4                   273,449            63,086

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security,
Trust 1993-184, Cl. M,
5.104%, 9/25/23 5                                $    130,610   $       105,292
                                                                ----------------
                                                                     62,029,473

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National
Mortgage Assn.:
7%, 11/15/08-1/15/24                                  132,473           137,587
7.50%, 1/15/09-6/15/24                                202,593           210,678
8%, 5/15/17                                            59,006            62,097
8.50%, 8/15/17-12/15/17                                57,851            61,618
--------------------------------------------------------------------------------
Government National
Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB,
(3.257)%, 1/16/27 4                                   239,987            16,077
Series 2002-15, Cl. SM,
(6.147)%, 2/16/32 4                                   276,452            18,517
Series 2002-76, Cl. SY,
(3.889)%, 12/16/26 4                                  561,683            41,070
Series 2004-11, Cl. SM,
(6.242)%, 1/17/30 4                                   195,470            12,480
                                                                ----------------
                                                                        560,124

--------------------------------------------------------------------------------
NON-AGENCY--3.7%
--------------------------------------------------------------------------------
COMMERCIAL--3.1%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43                490,000           477,249
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                347,482           350,542
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                        262,155           262,196
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49 3                                    300,000           294,688
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7,
5.961%, 6/25/36                                       307,521           306,959
Series 2006-AB4, Cl. A1A,
6.005%, 10/25/36                                      398,439           398,436
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                92,960            92,898


                           10 | TOTAL RETURN PORTFOLIO

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39          $    320,000   $       314,025
Series 2005-C3, Cl. A2, 4.853%, 7/10/45               280,000           275,474
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                       340,000           331,433
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                       300,000           296,856
Series 2007-GG9, Cl. A2,
5.381%, 3/10/39 3                                     360,000           356,073
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                       120,000           117,095
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                       400,000           392,220
Series 2007-LDPX, Cl. A2S,
5.305%, 1/15/49                                        90,000            88,562
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30               340,000           335,271
Series 2007-C1, Cl. A2, 5.318%, 1/15/12               400,000           395,105
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2               236,330           235,382
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  397,059           393,474
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15 3                             251,000           267,237
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                201,012           200,337
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                              335,970           333,869
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                               590,000           580,851
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                               84,000            82,753
                                                                ----------------
                                                                      7,178,985

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative
Loan Trust, CMO:
Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                   $    584,021   $       585,937
Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                        534,326           538,571
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                  374,565           373,954
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through
Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1,
4.676%, 5/25/35 2                                      25,680            25,692
                                                                ----------------
                                                                      1,524,154
                                                                ----------------

Total Mortgage-Backed Obligations
(Cost $71,921,115)                                                   71,292,736

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.2%
--------------------------------------------------------------------------------
U.S. Treasury Bonds,
4.50%, 5/15/17-2/15/36                                663,000           628,240
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.50%, 5/15/10-4/30/12                                804,000           790,537
4.75%, 2/15/10-5/31/12                                688,000           683,595
4.875%, 5/31/09                                       656,000           656,001
                                                                ----------------
Total U.S. Government Obligations
(Cost $2,774,335)                                                     2,758,373

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.3%
--------------------------------------------------------------------------------
Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31                           395,000           405,700
--------------------------------------------------------------------------------
Barclays Bank plc,
6.278% Perpetual Bonds 7                              910,000           827,572
--------------------------------------------------------------------------------
Belo Corp.,
8% Sr. Unsec. Unsub. Nts., 11/1/08                    650,000           667,668
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc,
8.20% Sr. Unsec. Nts., 7/15/09                        295,000           309,531
--------------------------------------------------------------------------------
Buckeye Partners LP,
4.625% Sr. Nts., 7/15/13                              520,000           486,573
--------------------------------------------------------------------------------
Caesars Entertainment, Inc.,
7.50% Sr. Unsec. Nts., 9/1/09 3                       535,000           547,309
--------------------------------------------------------------------------------
Capmark Financial Group, Inc.,
5.875% Nts., 5/10/12 8                                255,000           251,920
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.,
7.25% Sr. Nts., Series B, 9/1/10                      445,000           465,034
--------------------------------------------------------------------------------
Centex Corp.,
5.80% Sr. Unsec. Nts., 9/15/09                        300,000           299,731
--------------------------------------------------------------------------------
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                           370,000           379,626
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                         290,000           281,703


                           11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11 9                            $    325,000   $       313,014
--------------------------------------------------------------------------------
Comcast Corp.,
6.45% Unsec. Nts., 3/15/37                            605,000           584,935
--------------------------------------------------------------------------------
Cox Enterprises, Inc.,
4.375% Nts., 5/1/08 8                                 475,000           470,332
--------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.25% Sr. Unsec. Nts., 7/15/08                        360,000           363,600
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                       290,000           272,358
6.125% Nts., 1/15/14                                  245,000           235,174
8% Sr. Nts., 2/1/09                                   120,000           123,416
--------------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp.:
5.71% Nts., Series E, 3/13/09 2                       175,000           175,396
7.30% Nts., 1/15/12                                   200,000           212,322
--------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                              268,000           325,124
--------------------------------------------------------------------------------
Dillard's, Inc.,
6.625% Unsec. Nts., 11/15/08 3                        120,000           120,900
--------------------------------------------------------------------------------
Earthgrains Co. (The),
6.50% Nts., 4/15/09                                   140,000           141,718
--------------------------------------------------------------------------------
Eastman Kodak Co.,
3.625% Nts., Series A, 5/15/08 3                       58,000            56,695
--------------------------------------------------------------------------------
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts., 10/1/08                        560,000           560,000
--------------------------------------------------------------------------------
El Paso Corp.,
6.50% Sr. Unsec. Nts., 6/1/08                          95,000            95,901
--------------------------------------------------------------------------------
Ford Motor Credit Co.,
9.75% Sr. Unsec. Nts., 9/15/10                        910,000           950,855
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                   425,000           427,480
9.80% Unsub. Nts., 12/15/08 2                          69,000            73,188
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     405,000           415,265
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                            720,000           688,820
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub.
Perpetual Bonds, Series A 7,8                         900,000           845,015
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                     220,000           230,175
--------------------------------------------------------------------------------
Heinz (H.J.) Co.,
6.428% Bonds, 12/1/08 8                                65,000            65,671
--------------------------------------------------------------------------------
Hilton Hotels Corp.,
8.25% Sr. Unsec. Nts., 2/15/11 3                      350,000           370,125
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                               700,000           678,849
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 8                     280,000           277,815
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc.,
8.375% Sr. Sec. Nts., 11/14/08 2                      265,000           271,625

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Kaneb Pipe Line
Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                   $    365,000   $       363,513
7.75% Sr. Unsec. Nts., 2/15/12                         45,000            48,305
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                        540,000           565,584
--------------------------------------------------------------------------------
Kroger Co. (The),
5.50% Unsec. Unsub. Nts., 2/1/13                      500,000           487,519
--------------------------------------------------------------------------------
Lennar Corp.,
7.625% Sr. Unsec. Nts., 3/1/09                        455,000           468,492
--------------------------------------------------------------------------------
Liberty Media Corp.,
7.875% Sr. Nts., 7/15/09                              125,000           130,287
--------------------------------------------------------------------------------
Liberty Media LLC,
7.75% Sr. Nts., 7/15/09                               425,000           441,893
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                        60,000            50,670
7.125% Sr. Unsec. Nts., 6/15/09                       275,000           282,016
--------------------------------------------------------------------------------
May Department Stores Co.,
7.90% Unsec. Debs., 10/15/07                          180,000           180,862
--------------------------------------------------------------------------------
MBIA, Inc.,
5.70% Sr. Unsec. Unsub. Nts., 12/1/34                 250,000           230,547
--------------------------------------------------------------------------------
MGM Mirage, Inc.,
6% Sr. Sec. Nts., 10/1/09                             570,000           567,863
--------------------------------------------------------------------------------
Monongahela Power Co.,
7.36% Unsec. Nts., Series A, 1/15/10                  450,000           468,557
--------------------------------------------------------------------------------
NCR Corp.,
7.125% Sr. Unsec. Unsub. Nts., 6/15/09                370,000           378,145
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                     455,000           455,199
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 8                   166,803           155,316
--------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                   620,000           610,949
--------------------------------------------------------------------------------
Prudential Holdings LLC,
8.695% Bonds, Series C, 12/18/23 8                    570,000           690,125
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                    500,000           609,295
--------------------------------------------------------------------------------
PSEG Funding Trust I,
5.381% Nts., 11/16/07                                 380,000           379,695
--------------------------------------------------------------------------------
Pulte Homes, Inc.,
4.875% Nts., 7/15/09                                  195,000           191,951
--------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 3                         59,000            59,074
7.875% Sr. Unsec. Nts., 9/1/11                        435,000           455,663
--------------------------------------------------------------------------------
Rogers Wireless, Inc.,
9.625% Sr. Sec. Nts., 5/1/11                          419,000           471,880
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
7% Sr. Unsec. Unsub. Nts., 10/15/07 3                 132,000           133,071
--------------------------------------------------------------------------------
Ryder System, Inc.,
5.95% Nts., 5/2/11                                    115,000           115,394
--------------------------------------------------------------------------------
Sara Lee Corp.,
2.75% Unsec. Nts., 6/15/08                            200,000           194,545


                           12 | TOTAL RETURN PORTFOLIO

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                      $    390,000   $       374,858
--------------------------------------------------------------------------------
Standard Pacific Corp.,
5.125% Sr. Unsec. Unsub. Nts., 4/1/09                 205,000           193,725
--------------------------------------------------------------------------------
Telecom Italia Capital SpA,
4% Unsec. Unsub. Nts., 1/15/10                        410,000           394,376
--------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                   215,000           216,416
7.625% Sr. Unsec. Nts., 2/15/12                       140,000           149,584
--------------------------------------------------------------------------------
Textron Financial Corp.,
6% Jr. Unsec. Sub. Nts., 2/15/67 2,8                  240,000           226,431
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                              490,000           570,306
--------------------------------------------------------------------------------
Tribune Co.,
5.50% Nts., Series E, 10/6/08                         335,000           332,307
--------------------------------------------------------------------------------
TXU Energy Co. LLC:
5.86% Sr. Nts., 9/16/08 2,8                           375,000           375,253
6.125% Nts., 3/15/08                                  335,000           335,775
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                       300,000           298,500
3.875% Sr. Unsec. Nts., 10/15/08 3                    140,000           135,625

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                              $     85,000   $        85,069
--------------------------------------------------------------------------------
Westar Energy, Inc.,
7.125% Sr. Unsec. Nts., 8/1/09                        430,000           441,938
--------------------------------------------------------------------------------
Williams Cos., Inc. (The),
Credit Linked Certificate Trust,
6.75% Nts., 4/15/09 3                                 530,000           537,950
--------------------------------------------------------------------------------
Xerox Corp.,
9.75% Sr. Unsec. Nts., 1/15/09                        665,000           703,685
                                                                ----------------
Total Non-Convertible Corporate
Bonds and Notes
(Cost $28,930,857)                                                   28,826,343

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $235,137,141)                                     106.9%      250,425,790
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (6.9)      (16,228,326)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   234,197,464
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $3,762,856, which represents 1.61% of the Portfolio's net assets. See
Note 9 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,552,368 or 1.52% of the Portfolio's net assets as of June 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $283,063 or 0.12% of the Portfolio's net assets as of June 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,357,878 or 1.43% of the Portfolio's net assets as of June 30, 2007.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $192,624. See Note 6 of accompanying Notes.

Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. There were no affiliate securities held by the Portfolio as of June 30, 2007. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                   SHARES        GROSS        GROSS          SHARES
                                                                        DECEMBER 31, 2006    ADDITIONS   REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                              1,051,398   48,722,408   49,773,806              --

                                                                                                                           DIVIDEND
                                                                                                                             INCOME
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                                         $ 31,603

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           13 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $235,137,141)--see accompanying statement of investments         $ 250,425,790
-----------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $117,792)                                                       467,094
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $7,043,935 sold on a when-issued basis or forward commitment)        7,335,829
Interest, dividends and principal paydowns                                                         994,029
Shares of capital stock sold                                                                        35,012
Futures margins                                                                                     34,265
Other                                                                                                7,477
                                                                                             --------------
Total assets                                                                                   259,299,496

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                      35,303
-----------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $54,274)                                                        231,224
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $24,498,945 purchased on a when-issued basis or forward
commitment)                                                                                     24,753,802
Shares of capital stock redeemed                                                                    47,302
Shareholder communications                                                                           6,112
Directors' compensation                                                                              6,091
Transfer and shareholder servicing agent fees                                                          842
Other                                                                                               21,356
                                                                                             --------------
Total liabilities                                                                               25,102,032

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 234,197,464
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                         $     152,358
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     306,814,791
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                3,248,915
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (91,253,770)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      15,235,170
                                                                                             --------------
NET ASSETS--applicable to 152,358,368 shares of capital stock outstanding                    $ 234,197,464
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $        1.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           14 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest                                                                   $  2,649,771
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                        1,362,956
Affiliated companies                                                             31,603
                                                                           -------------
Total investment income                                                       4,044,330

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                                 739,248
----------------------------------------------------------------------------------------
Accounting service fees                                                           7,500
----------------------------------------------------------------------------------------
Shareholder communications                                                        5,877
----------------------------------------------------------------------------------------
Directors' compensation                                                           5,429
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                     4,993
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                         747
----------------------------------------------------------------------------------------
Other                                                                            25,029
                                                                           -------------
Total expenses                                                                  789,573
Less reduction to custodian expenses                                                (42)
Less waivers and reimbursements of expenses                                        (603)
                                                                           -------------
Net expenses                                                                    788,928

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         3,255,402

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                  10,206,100
Closing and expiration of futures contracts                                      (2,843)
Foreign currency transactions                                                        71
Swap contracts                                                                     (330)
                                                                           -------------
Net realized gain                                                            10,202,998
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   1,121,640
Futures contracts                                                              (130,650)
Swap contracts                                                                   49,206
                                                                           -------------
Net change in unrealized appreciation                                         1,040,196

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 14,498,596
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS            YEAR
                                                                                            ENDED           ENDED
                                                                                    JUNE 30, 2007    DECEMBER 31,
                                                                                      (UNAUDITED)            2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    3,255,402   $   6,773,930
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      10,202,998      17,862,499
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   1,040,196       2,877,395
                                                                                   -------------------------------
Net increase in net assets resulting from operations                                   14,498,596      27,513,824

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                   (6,971,904)     (6,781,966)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                  (13,443,599)    (41,351,454)

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total decrease                                                                         (5,916,907)    (20,619,596)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   240,114,371     260,733,967
                                                                                   -------------------------------
End of period (including accumulated net investment income of
$3,248,915 and $6,965,417, respectively)                                           $  234,197,464   $ 240,114,371
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           16 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                  JUNE 30, 2007                                                      DECEMBER 31,
                                                    (UNAUDITED)        2006         2005         2004         2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 1.49     $  1.37       $ 1.34       $ 1.25      $  1.07        $  1.29
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .02 1       .04 1        .03 1        .03 1        .03            .04
Net realized and unrealized gain (loss)                     .07         .12          .03          .09          .19           (.22)
                                                         --------------------------------------------------------------------------
Total from investment operations                            .09         .16          .06          .12          .22           (.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.04)       (.04)        (.03)        (.03)        (.04)          (.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 1.54     $  1.49       $ 1.37       $ 1.34      $  1.25        $  1.07
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         6.52%      11.70%        4.78%        9.47%       21.10%        (14.45)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $  234     $   240       $  261       $  303      $   328        $   313
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $  238     $   247       $  277       $  311      $   313        $   370
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      2.75%       2.74%        2.34%        2.00%        2.15%          2.79%
Total expenses                                             0.67% 4     0.66% 4      0.69%        0.66%        0.67%          0.66%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   0.67%       0.66%        0.68%        0.66%        0.67%          0.66%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56% 5      151% 5       149% 5       144% 5       292%           149%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007          0.67%
Year Ended December 31, 2006            0.66

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007               $ 107,710,533        $ 103,487,375
Year Ended December 31, 2006                   299,867,320          323,936,795
Year Ended December 31, 2005                   557,799,525          563,615,189
Year Ended December 31, 2004                   739,617,290          758,374,784

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NAS-DAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Portfolio had purchased $24,498,945 of securities issued on a when-issued basis or forward commitment and sold $7,043,935 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase


                           18 | TOTAL RETURN PORTFOLIO
similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2007, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $91,290,920 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal


                           19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Portfolio will utilize $10,202,998 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Portfolio utilized $17,481,678 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Portfolio had available for federal income tax purposes $2,927 of straddle losses and unused capital loss carryforwards as follows:

             EXPIRING
             ------------------------------
             2009             $  31,467,100
             2010                70,023,891
                              -------------
             Total            $ 101,490,991
                              =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.


                           20 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                                   SHARES           AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
Sold                                              802,521   $    1,218,832     2,008,423   $    2,854,168
Dividends and/or distributions reinvested       4,775,277        6,971,904     4,986,740        6,781,966
Redeemed                                      (14,271,707)     (21,634,335)  (36,522,068)     (50,987,588)
                                              ------------------------------------------------------------
Net decrease                                   (8,693,909)  $  (13,443,599)  (29,526,905)  $  (41,351,454)
                                              ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                               $ 115,783,055  $ 131,527,141
U.S. government and government agency obligations      14,382,352     13,606,205
To Be Announced (TBA) mortgage-related securities     107,710,533    103,487,375

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of average net assets as shown in the following table:

      FEE SCHEDULE
      ---------------------------
      Up to $600 million   0.625%
      Over $600 million    0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2007, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.


                           21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $603 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                           22 | TOTAL RETURN PORTFOLIO

As of June 30, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 5 yr.       9/28/07          30      $  3,122,344       $  (16,408)
U.S. Treasury Long Bonds        9/19/07          91         9,805,250         (106,071)
                                                                            -----------
                                                                              (122,479)
                                                                            -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/28/07         139        28,325,594           36,745
U.S. Treasury Nts., 10 yr.      9/19/07          44         4,650,938          (31,549)
                                                                            -----------
                                                                                 5,196
                                                                            -----------
                                                                            $ (117,283)
                                                                            ===========

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Portfolio is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                                BUY/SELL  NOTIONAL                               PREMIUM
                                                                  CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION       PAID/
COUNTERPARTY                  REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                              Beazer Homes USA, Inc.                Sell   $   135       2.1000%     6/20/08  $       --  $  (1,751)
                              Capmark Financial
                              Group, Inc.                           Sell       225       1.0000      6/20/12          --        652
                              Lear Corp.                            Sell       380       1.0000      6/20/08          --      1,042
                              Toys R US, Inc.                       Sell       235       1.4500      9/20/08          --     (1,776)


                           23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                                BUY/SELL  NOTIONAL                               PREMIUM
                                                                  CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION       PAID/
COUNTERPARTY                  REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                              Belo Corp.                             Buy   $   715       0.9000%     6/20/13  $       --  $   8,648
                              CDX North America
                              High Yield Index                       Buy       230       2.7500      6/20/12         455      4,441
                              CDX North America
                              High Yield Index                       Buy     1,110       2.7500      6/20/14      20,111     51,224
                              CDX North America
                              High Yield Index                       Buy       385       2.7500      6/20/14       5,553     17,767
                              CDX North America
                              High Yield Index                      Sell     1,110       2.7500      6/20/12       6,251    (21,431)
                              CDX North America
                              High Yield Index                      Sell       385       2.7500      6/20/12       3,109     (7,433)
                              Freescale Semiconductor, Inc.         Sell       230       0.6000      3/20/08          --     (1,558)
                              Freescale Semiconductor, Inc.         Sell       240       0.7500      3/20/08          --     (1,360)
                              Rite Aid Corp.                        Sell       375       0.8750      6/20/08          --     (2,361)
                              Univision Communications,
                              Inc.                                  Sell       110       0.7500      3/20/08          --       (686)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                              Abitibi--Consolidated
                              Co. of Canada                         Sell       380       1.5200      9/20/07          --       (254)
                              Allied Waste North
                              America, Inc.                         Sell       150       2.0000      9/20/09          --      1,012
                              Allied Waste North
                              America, Inc.                         Sell       240       2.0000      9/20/09          --      1,620
                              Bombardier, Inc.                      Sell       115       0.9000      9/20/07          --        172
                              CDX North America
                              High Yield Index                       Buy       450       2.7500      6/20/12      (4,200)     7,468
                              CDX North America
                              High Yield Index                       Buy     1,105       2.7500      6/20/14      21,655     52,610
                              CDX North America
                              High Yield Index                       Buy     1,115       2.7500      6/20/14      18,723     53,086
                              CDX North America
                              High Yield Index                       Buy       660       2.7500      6/20/14       8,745     31,423
                              CDX North America
                              High Yield Index                      Sell     1,105       2.7500      6/20/12       5,279    (21,754)
                              CDX North America
                              High Yield Index                      Sell     1,115       2.7500      6/20/12       7,062    (21,950)
                              CDX North America
                              High Yield Index                      Sell     1,105       2.7500      6/20/12       7,773    (21,754)
                              CDX North America
                              High Yield Index                      Sell       660       2.7500      6/20/12       6,105    (12,993)
                              CDX.NA.IG.7                            Buy       900       0.4000     12/20/11          93       (814)
                              Dillard's, Inc.                       Sell        90       0.7500      9/20/08          --         36
                              Dow Jones CDX North
                              America Crossover Index                Buy     1,105       2.7500      6/20/14      17,089     52,610
                              Eastman Kodak Co.                     Sell       330       1.0000     12/20/08          --         67
                              Levi Strauss & Co.                    Sell       215       1.0000      9/20/08          --        108
                              Levi Strauss & Co.                    Sell       160       0.9000      9/20/08          --         --
                              Tenet Healthcare Corp.                Sell       375       1.6000      3/20/09          --       (591)
                              Weyerhaeuser Co.                       Buy       470       0.5800      9/20/11          --     (4,161)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                              Capmark Financial Group,
                              Inc.                                  Sell       220       0.9500      6/20/12          --       (532)
                              First Data Corp.                      Sell       235       1.1500      9/20/08          --         --


                          24 | TOTAL RETURN PORTFOLIO

                                                                BUY/SELL  NOTIONAL                               PREMIUM
                                                                  CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION      PAID/
COUNTERPARTY                  REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE        DATES  (RECEIVED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                              ArvinMeritor, Inc.                    Sell  $    130      1.0500%      9/20/07  $       --       $ 94
                              ArvinMeritor, Inc.                    Sell       105       1.1000      9/20/07          --         89
                              Beazer Homes USA, Inc.                Sell       240       2.1500      6/20/08          --     (5,108)
                              Bombardier, Inc.                      Sell       130       1.0500      9/20/07          --        283
                              Bombardier, Inc.                      Sell       130       1.0000      9/20/07          --        266
                              CDX North America
                              High Yield Index                       Buy     1,095       2.7500      6/20/14      15,748     50,761
                              CDX North America
                              High Yield Index                       Buy     1,050       2.7500      6/20/14      13,913     48,675
                              CDX North America
                              High Yield Index                      Sell     1,095       2.7500      6/20/12       8,889   (20,912)
                              CDX North America
                              High Yield Index                      Sell     1,050       2.7500      6/20/12       9,713   (20,052)
                              CountrywideHome
                              Loans, Inc.                           Sell       705       0.4200      6/20/09          --        353
                              El Paso Corp.                         Sell       465       0.5200      3/20/10          --     (1,327)
                              Ford Motor Co.                         Buy       490       5.4000     12/20/08          --    (21,916)
                              Ford Motor Co.                         Buy       230       5.3000     12/20/08          --     (9,959)
                              Ford Motor Co.                        Sell       490       7.1500     12/20/16          --     29,283
                              Ford Motor Co.                        Sell       230       7.0500     12/20/16          --     12,551
                              General Motors Corp.                   Buy       245       4.0000     12/20/08          --     (6,823)
                              General Motors Corp.                   Buy       240       3.9500     12/20/08          --     (6,512)
                              General Motors Corp.                  Sell       245       5.8000     12/20/16          --     15,771
                              General Motors Corp.                  Sell       240       5.7500     12/20/16          --     14,773
                              Inco Ltd.                              Buy       240       0.7000      3/20/17          --     (4,073)
                              Inco Ltd.                              Buy       240       0.6300      3/20/17          --     (2,826)
                              J.C. Penney Co., Inc.                 Sell       480       0.6100      6/20/13          --     (1,633)
                              K. Hovnanian Enterprises, Inc.        Sell       115       1.8500      6/20/08          --       (474)
                              K. Hovnanian Enterprises, Inc.        Sell       115       1.8500      6/20/08          --       (474)
                              Kroger Co. (The)                       Buy       500       0.4775      6/20/12          --     (1,797)
                              Tribune Co.                           Sell       220       1.0000      6/20/08          --     (4,180)
                              Vale Overseas Ltd.                    Sell       240       1.1700      3/20/17          --      5,256
                              Vale Overseas Ltd.                    Sell       240       1.1000      3/20/17          --      3,995
                                                                                                              ----------------------
                                                                                                              $  172,066  $ 234,911
                                                                                                              ======================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                           25 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

As of June 30, 2007, the Portfolio had entered into the following total return swap agreements:

                                      NOTIONAL              PAID BY             RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                       AMOUNT             THE FUND                THE FUND          DATE   VALUE
------------------------------------------------------------------------------------------------------------------
                                                                            If positive the
                                                   If negative, the         Total Return of
                                                     absolute value         the Lehman CMBS
                                                      of the Lehman         Index plus 27.5
Deutsche Bank AG                   $ 1,200,000          CMBS Index.           basis points.       11/1/07   $  --
------------------------------------------------------------------------------------------------------------------
                                                                           If positive, the
                                                   If negative, the       absolute value of
                                                     absolute value         Lehman Brothers
                                                 of Lehman Brothers        U.S. CMBS Index:
                                                   U.S. CMBS Index:           Aggregate AAA
Goldman Sachs Capital Markets LP       950,000       Aggregate AAA.   plus 15 basis points.        9/1/07     402
------------------------------------------------------------------------------------------------------------------
                                                                           If positive, the
                                                   If negative, the         Total Return of
                                                  absolute value of         the Lehman CMBS
Lehman Brothers                                          the Lehman         Index plus 32.5
Special Financing, Inc.              1,030,000          CMBS Index.           basis points.       11/1/07     557
                                                                                                            ------
                                                                                                            $ 959
                                                                                                            ======

Abbreviation is as follows:

CMBS    Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           26 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

      The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           27 | TOTAL RETURN PORTFOLIO



GROWTH PORTFOLIO

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING     ENDING        EXPENSES
                                   ACCOUNT       ACCOUNT       PAID DURING
                                   VALUE         VALUE         6 MONTHS ENDED
                                   (1/1/07)      (6/30/07)     JUNE 30, 2007
--------------------------------------------------------------------------------
Actual                             $ 1,000.00    $ 1,071.20    $ 3.55
--------------------------------------------------------------------------------
Hypothetical                         1,000.00      1,021.37      3.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio, excluding affiliated fund indirect expenses, based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.69%

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                              5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Chipotle Mexican Grill, Inc., Cl. B 1                     603   $        47,414
--------------------------------------------------------------------------------
McDonald's Corp.                                       18,600           944,136
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                      17,600           575,872
                                                                ----------------
                                                                      1,567,422

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Amazon.com, Inc. 1,2                                    2,200           150,502
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Interactive, Series A 1                           9,600           214,368
                                                                ----------------
                                                                        364,870

--------------------------------------------------------------------------------
MEDIA--4.1%
CBS Corp., Cl. B                                       16,400           546,448
--------------------------------------------------------------------------------
Citadel Broadcasting Corp.                              3,601            23,226
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                     23,400           884,988
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                            14,500           335,095
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                  8,400           364,308
--------------------------------------------------------------------------------
Gannett Co., Inc.                                       9,000           494,550
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1                                              2,808           330,445
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                15,300           324,513
--------------------------------------------------------------------------------
Omnicom Group, Inc. 2                                   8,800           465,696
--------------------------------------------------------------------------------
Time Warner, Inc.                                         200             4,208
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                  17,552           730,690
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  51,200         1,747,968
                                                                ----------------
                                                                      6,252,135

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
J.C. Penney Co., Inc. (Holding Co.)                     6,100           441,518
--------------------------------------------------------------------------------
Kohl's Corp. 1                                         11,900           845,257
--------------------------------------------------------------------------------
Macy's, Inc.                                           16,200           644,436
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        14,300           731,016
--------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                2,600           440,700
--------------------------------------------------------------------------------
Target Corp.                                            8,900           566,040
                                                                ----------------
                                                                      3,668,967

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Best Buy Co., Inc.                                      3,700           172,679
--------------------------------------------------------------------------------
Home Depot, Inc.                                       24,600           968,010
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         400            12,276
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                   17,500           481,250
                                                                ----------------
                                                                      1,634,215

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                           9,300   $       440,727
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                         600            34,974
                                                                ----------------
                                                                        475,701

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                    26,400         1,380,984
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          21,420         1,389,087
                                                                ----------------
                                                                      2,770,071

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Kroger Co. (The)                                       25,500           717,315
--------------------------------------------------------------------------------
Safeway, Inc. 2                                        16,100           547,883
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   5,100           245,361
                                                                ----------------
                                                                      1,510,559

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Campbell Soup Co.                                       9,900           384,219
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                    18,400           494,224
--------------------------------------------------------------------------------
General Mills, Inc.                                     8,700           508,254
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                       10,000           474,700
--------------------------------------------------------------------------------
Kellogg Co.                                             8,000           414,320
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                7,121           251,015
--------------------------------------------------------------------------------
Sara Lee Corp.                                         35,800           622,920
                                                                ----------------
                                                                      3,149,652

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                                   1,400            90,790
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             23,165         1,417,466
                                                                ----------------
                                                                      1,508,256

--------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                     46,900         3,289,566
--------------------------------------------------------------------------------
ENERGY--13.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
National Oilwell Varco, Inc. 1                          6,500           677,560
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      14,600         1,240,124
                                                                ----------------
                                                                      1,917,684

--------------------------------------------------------------------------------
OIL & GAS--12.1%
Anadarko Petroleum Corp.                               14,300           743,457
--------------------------------------------------------------------------------
Apache Corp.                                            7,500           611,925
--------------------------------------------------------------------------------
Chesapeake Energy Corp. 2                              11,700           404,820
--------------------------------------------------------------------------------
Chevron Corp.                                          48,101         4,052,028
--------------------------------------------------------------------------------
ConocoPhillips                                         19,828         1,556,498
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      93,276         7,823,991
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     17,400         1,043,304


                              6 | GROWTH PORTFOLIO

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Occidental Petroleum Corp.                             20,000   $     1,157,600
--------------------------------------------------------------------------------
Valero Energy Corp.                                    13,200           974,952
                                                                ----------------
                                                                     18,368,575

--------------------------------------------------------------------------------
FINANCIALS--17.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Ameriprise Financial, Inc.                             10,820           687,827
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                       15,800           654,752
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           1,100           154,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                         5,000         1,083,750
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              12,000         1,002,960
--------------------------------------------------------------------------------
Morgan Stanley                                         14,400         1,207,872
                                                                ----------------
                                                                      4,791,161

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Fifth Third Bancorp 2                                   9,800           389,746
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    7,400           634,476
--------------------------------------------------------------------------------
U.S. Bancorp                                           23,425           771,854
--------------------------------------------------------------------------------
Wachovia Corp.                                         24,312         1,245,990
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      46,600         1,638,922
                                                                ----------------
                                                                      4,680,988

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.9%
Bank of America Corp.                                  59,112         2,889,986
--------------------------------------------------------------------------------
CIT Group, Inc.                                         1,800            98,694
--------------------------------------------------------------------------------
Citigroup, Inc.                                        43,377         2,224,806
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   46,304         2,243,429
                                                                ----------------
                                                                      7,456,915

--------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                                1,200            75,024
--------------------------------------------------------------------------------
Allstate Corp.                                         15,800           971,858
--------------------------------------------------------------------------------
American International Group, Inc.                     29,137         2,040,464
--------------------------------------------------------------------------------
Chubb Corp.                                            13,500           730,890
--------------------------------------------------------------------------------
CNA Financial Corp. 2                                   4,000           190,760
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                        18,800           646,720
--------------------------------------------------------------------------------
Loews Corp.                                             1,400            71,372
--------------------------------------------------------------------------------
MetLife, Inc.                                           6,000           386,880
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                  11,100           647,019
--------------------------------------------------------------------------------
Prudential Financial, Inc.                              3,300           320,859
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                             15,800           845,300
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                  6,700           564,743
                                                                ----------------
                                                                      7,491,889

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 2                       2,000           105,900

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Fannie Mae 2                                           12,500   $       816,625
--------------------------------------------------------------------------------
Freddie Mac                                             9,500           576,650
--------------------------------------------------------------------------------
Washington Mutual, Inc. 2                              19,000           810,160
                                                                ----------------
                                                                      2,203,435

--------------------------------------------------------------------------------
HEALTH CARE--15.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Amgen, Inc. 1                                          12,700           702,183
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       2,000           151,320
                                                                ----------------
                                                                        853,503

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Medtronic, Inc.                                        12,700           658,622
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1,2                               6,400           543,296
                                                                ----------------
                                                                      1,201,918

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
Aetna, Inc.                                            18,400           908,960
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                   1,000            70,640
--------------------------------------------------------------------------------
CIGNA Corp.                                            12,300           642,306
--------------------------------------------------------------------------------
Express Scripts, Inc. 1,2                               8,000           400,080
--------------------------------------------------------------------------------
McKesson Corp.                                         12,000           715,680
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                          9,900           772,101
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               46,682         2,387,317
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      26,567         2,120,844
                                                                ----------------
                                                                      8,017,928

--------------------------------------------------------------------------------
PHARMACEUTICALS--8.6%
Abbott Laboratories                                    16,500           883,575
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               25,300           798,468
--------------------------------------------------------------------------------
Eli Lilly & Co.                                        12,700           709,676
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                            13,800           629,970
--------------------------------------------------------------------------------
Johnson & Johnson                                      57,000         3,512,340
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      28,000         1,394,400
--------------------------------------------------------------------------------
Pfizer, Inc.                                          144,365         3,691,413
--------------------------------------------------------------------------------
Schering-Plough Corp.                                  18,900           575,316
--------------------------------------------------------------------------------
Wyeth                                                  13,500           774,090
                                                                ----------------
                                                                     12,969,248

--------------------------------------------------------------------------------
INDUSTRIALS--8.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                              8,600           826,976
--------------------------------------------------------------------------------
General Dynamics Corp.                                  8,000           625,760
--------------------------------------------------------------------------------
Honeywell International, Inc.                          18,400         1,035,552
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  10,000           941,300
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 11,800           918,866
--------------------------------------------------------------------------------
Precision Castparts Corp. 2                             4,000           485,440


                              7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Raytheon Co.                                           16,900   $       910,741
--------------------------------------------------------------------------------
United Technologies Corp.                              13,100           929,183
                                                                ----------------
                                                                      6,673,818

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
United Parcel Service, Inc., Cl. B                      8,400           613,200
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                  7,800           676,962
--------------------------------------------------------------------------------
General Electric Co.                                   65,200         2,495,856
--------------------------------------------------------------------------------
Tyco International Ltd.                                26,900           908,951
                                                                ----------------
                                                                      4,081,769

--------------------------------------------------------------------------------
MACHINERY--0.5%
Deere & Co.                                             1,300           156,962
--------------------------------------------------------------------------------
Eaton Corp.                                             6,400           595,200
                                                                ----------------
                                                                        752,162

--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
CSX Corp.                                               2,900           130,732
--------------------------------------------------------------------------------
Laidlaw International, Inc.                               800            27,640
                                                                ----------------
                                                                        158,372

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.7%
Cisco Systems, Inc. 1                                 138,600         3,860,010
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1,2                             22,200           558,774
--------------------------------------------------------------------------------
Motorola, Inc.                                         14,900           263,730
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         21,600           937,224
                                                                ----------------
                                                                      5,619,738

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.5%
Apple, Inc. 1                                          13,400         1,635,336
--------------------------------------------------------------------------------
Dell, Inc. 1                                           35,600         1,016,380
--------------------------------------------------------------------------------
EMC Corp. 1                                            44,800           810,880
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    57,300         2,556,726
--------------------------------------------------------------------------------
International Business Machines Corp.                  35,900         3,778,475
                                                                ----------------
                                                                      9,797,797

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1                           15,100           580,444
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
Google, Inc., Cl. A 1,2                                 2,900         1,517,802
--------------------------------------------------------------------------------
IT SERVICES--2.4%
Accenture Ltd., Cl. A 2                                12,100           518,969
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                        15,300           741,591
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                          24,100           668,293
--------------------------------------------------------------------------------
First Data Corp.                                       32,100         1,048,707

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
MasterCard, Inc., Cl. A 2                               3,000   $       497,610
--------------------------------------------------------------------------------
Western Union Co.                                       7,000           145,810
                                                                ----------------
                                                                      3,620,980

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                          45,100           833,448
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Analog Devices, Inc. 2                                 15,000           564,600
--------------------------------------------------------------------------------
Applied Materials, Inc.                                30,300           602,061
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                     6,000           366,720
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                          7,300           301,563
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                18,200           684,866
                                                                ----------------
                                                                      2,519,810

--------------------------------------------------------------------------------
SOFTWARE--4.4%
Adobe Systems, Inc. 1                                   9,100           365,365
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                 4,800           227,136
--------------------------------------------------------------------------------
Microsoft Corp.                                       165,700         4,883,179
--------------------------------------------------------------------------------
Oracle Corp. 1                                         58,900         1,160,919
                                                                ----------------
                                                                      6,636,599

--------------------------------------------------------------------------------
MATERIALS--2.4%
--------------------------------------------------------------------------------
CHEMICALS--0.8%
Dow Chemical Co. (The)                                 16,000           707,520
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    4,500           342,495
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         1,700            92,956
                                                                ----------------
                                                                      1,142,971

--------------------------------------------------------------------------------
METALS & MINING--1.2%
Nucor Corp.                                            10,000           586,500
--------------------------------------------------------------------------------
Southern Copper Corp. 2                                 5,400           509,004
--------------------------------------------------------------------------------
United States Steel Corp.                               6,200           674,250
                                                                ----------------
                                                                      1,769,754

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
International Paper Co. 2                              17,600           687,280
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.                                             16,539           686,369
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                                53,300           517,010
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           40,500         1,667,385
                                                                ----------------
                                                                      2,870,764

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Alltel Corp.                                            8,300           560,665
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    44,286           917,163
                                                                ----------------
                                                                      1,477,828


                              8 | GROWTH PORTFOLIO

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--2.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
Duke Energy Corp.                                      35,800   $       655,140
--------------------------------------------------------------------------------
Edison International, Inc. 2                            9,300           521,916
--------------------------------------------------------------------------------
Exelon Corp.                                            5,200           377,520
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       2,100           135,933
--------------------------------------------------------------------------------
Progress Energy, Inc.                                   7,200           328,248
                                                                ----------------
                                                                      2,018,757

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                        2,200           191,774
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
PG&E Corp. 2                                           11,200           507,360
--------------------------------------------------------------------------------
Sempra Energy                                           7,100           420,535
                                                                ----------------
                                                                        927,895
                                                                ----------------
Total Common Stocks (Cost $132,078,991)                             150,743,520

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1 (Cost $0)                            2,000                 3

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.28% 3,4
(Cost $232,077)                                       232,077           232,077

--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased with
Cash Collateral from Securities Loaned)
(Cost $132,311,068)                                                 150,975,600

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--6.7% 5
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.7%
Undivided interest of 0.40% in joint
repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of
$500,225,625) with Credit Suisse First Boston
LLC, 5.415%, dated 6/29/07, to be repurchased
at $2,000,903 on 7/2/07, collateralized by
Private Label CMOs, 0%-5.85%, 2/15/22-3/15/39,
with a value of $525,005,020                     $  2,000,000         2,000,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 0.61% in joint
repurchase agreement (Principal Amount/Value
$1,320,000,000, with a maturity value of
$1,320,596,750) with Nomura Securities,
5.425%, dated 6/29/07, to be repurchased at
$8,083,599 on 7/2/07, collateralized by
Private Label CMOs, 0%-6.75%, 10/25/21-1/25/47,
with a value of $1,386,000,000                   $  8,079,946   $     8,079,946
                                                                ----------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $10,079,946)                                                   10,079,946

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $142,391,014)                                     106.6%      161,055,546
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (6.6)       (9,939,289)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   151,116,257
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 6 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007 by virtue of the Portfolio, owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES        GROSS         GROSS           SHARES
                  DECEMBER 31, 2006    ADDITIONS    REDUCTIONS    JUNE 30, 2007
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E               1,048,972    9,237,579    10,054,474          232,077

                                                         VALUE         DIVIDEND
                                                    SEE NOTE 1           INCOME
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                                         $  232,077        $  12,478

4. Rate shown is the 7-day yield as of June 30, 2007.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              9 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $142,158,937)                                                   $ 160,823,469
Affiliated companies (cost $232,077)                                                               232,077
                                                                                             --------------
                                                                                               161,055,546
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                25,042
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 1,446,592
Interest and dividends                                                                             180,365
Shares of capital stock sold                                                                         5,244
Other                                                                                                6,106
                                                                                             --------------
Total assets                                                                                   162,718,895

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                      10,079,946
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                            1,368,798
Shares of capital stock redeemed                                                                   127,337
Shareholder communications                                                                           5,252
Directors' compensation                                                                              4,712
Transfer and shareholder servicing agent fees                                                          842
Other                                                                                               15,751
                                                                                             --------------
Total liabilities                                                                               11,602,638

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 151,116,257
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                         $      63,912
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     188,661,936
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  972,617
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (57,246,740)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               18,664,532
                                                                                             --------------
NET ASSETS--applicable to 63,911,985 shares of capital stock outstanding                     $ 151,116,257
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $        2.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              10 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                       $   1,482,895
Affiliated companies                                                                                12,478
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                              12,696
                                                                                             --------------
Total investment income                                                                          1,508,069

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                    472,348
-----------------------------------------------------------------------------------------------------------
Accounting service fees                                                                              7,500
-----------------------------------------------------------------------------------------------------------
Shareholder communications                                                                           5,420
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                        4,993
-----------------------------------------------------------------------------------------------------------
Directors' compensation                                                                              4,569
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                            750
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            647
-----------------------------------------------------------------------------------------------------------
Other                                                                                               22,289
                                                                                             --------------
Total expenses                                                                                     518,516
Less reduction to custodian expenses                                                                   (96)
Less waivers and reimbursements of expenses                                                           (237)
                                                                                             --------------
Net expenses                                                                                       518,183

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              989,886

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                      9,061,726
Foreign currency transactions                                                                       11,912
                                                                                             --------------
Net realized gain                                                                                9,073,638
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                        324,010
Translation of assets and liabilities denominated in foreign currencies                             (9,967)
                                                                                             --------------
Net change in unrealized appreciation                                                              314,043

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $  10,377,567
                                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              11 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS            YEAR
                                                                                     ENDED           ENDED
                                                                             JUNE 30, 2007    DECEMBER 31,
                                                                               (UNAUDITED)            2006
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                        $     989,886   $   1,794,201
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                                9,073,638      12,694,086
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              314,043       7,274,296
                                                                             ------------------------------
Net increase in net assets resulting from operations                            10,377,567      21,762,583

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income                                            (1,791,385)     (2,060,251)

-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions           (10,951,049)    (26,087,903)

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total decrease                                                                  (2,364,867)     (6,385,571)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                            153,481,124     159,866,695
                                                                             ------------------------------
End of period (including accumulated net investment income of $972,617
and $1,774,116, respectively)                                                $ 151,116,257   $ 153,481,124
                                                                             ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              12 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                            JUNE 30, 2007                                                            DECEMBER 31,
                                              (UNAUDITED)            2006          2005          2004        2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   2.23        $   1.97      $   1.88      $   1.74    $   1.39        $   1.73
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .01 1           .02 1         .02 1         .02 1       .02             .02
Net realized and unrealized gain (loss)               .15             .27           .10           .14         .35            (.34)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      .16             .29           .12           .16         .37            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.03)           (.03)         (.03)         (.02)       (.02)           (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   2.36        $   2.23      $   1.97      $   1.88    $   1.74        $   1.39
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.12%          14.67%         6.41%         9.20%      26.81%         (18.97)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $151,116        $153,481      $159,867      $179,076    $187,147        $165,493
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $152,390        $154,927      $165,300      $179,018    $170,217        $203,660
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.31%           1.16%         1.24%         1.39%       1.17%           0.96%
Total expenses                                       0.69% 4,5,6     0.68% 4,6     0.68% 5,7     0.66% 5     0.67% 5         0.68% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%             88%           81%           78%         86%             88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2007     0.69%
      Year Ended December 31, 2006       0.68

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary reimbursement of expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              13 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

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FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

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INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of


                              14 | GROWTH PORTFOLIO

Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

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JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

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FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2007, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $56,122,327 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2007, it is estimated that the Portfolio will utilize $9,073,638 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Portfolio utilized $12,049,367 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Portfolio had available for federal income tax purposes post-October foreign currency losses of $357 and unused capital loss carryforwards as follows:

                          EXPIRING
                          ----------------------------
                          2009            $ 29,873,708
                          2010              28,419,014
                          2011               6,902,886
                                          ------------
                          Total           $ 65,195,608
                                          ============

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DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                              15 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
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1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

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INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

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CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

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SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

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INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

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OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                                  SHARES            AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
Sold                                             302,596     $     688,575       758,947    $   1,579,099
Dividends and/or distributions reinvested        817,984         1,791,385     1,025,000        2,060,251
Redeemed                                      (5,880,381)      (13,431,009)  (14,418,527)     (29,727,253)
                                              ------------------------------------------------------------
Net decrease                                  (4,759,801)    $ (10,951,049)  (12,634,580)   $ (26,087,903)
                                              ============================================================

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3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                         PURCHASES            SALES
             ------------------------------------------------------
             Investment securities    $ 73,259,923     $ 84,486,873



                              16 | GROWTH PORTFOLIO

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4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     --------------------------------------
                     Up to $300 million              0.625%
                     Next $100 million               0.500
                     Over $400 million               0.450

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ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

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ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

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TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2007, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

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WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $237 for IMMF management fees.

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5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Portfolio had no outstanding foreign currency contracts.

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6. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral


                              17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING Continued

is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Portfolio had on loan securities valued at $9,922,066. Collateral of $10,079,946 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

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7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                              18 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                              19 | GROWTH PORTFOLIO



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007